Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Brazil - 1.1%
B3 SA - Brasil Bolsa Balcao (Financial Services)	3,689,200	$11,624,442
China - 1.7%
Tencent Holdings Ltd. (Media & Entertainment)†	221,500	10,166,377
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	823,001	8,259,932
		18,426,309
Denmark - 1.5%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	38,148	15,732,433
France - 7.1%
Kering SA (Consumer Durables & Apparel)†	23,677	13,609,406
L'Oreal SA (Household & Personal Products)†	42,376	19,693,676
Schneider Electric SE (Capital Goods)†	240,173	42,836,622
		76,139,704
Germany - 2.7%
HelloFresh SE (Consumer Staples Distribution & Retail)*†	57,920	1,649,732
SAP SE - Sponsored ADR (Software & Services)	110,773	15,103,899
Symrise AG (Materials)†	113,600	12,411,316
		29,164,947
Hong Kong - 1.0%
AIA Group Ltd. (Insurance)†	1,120,205	11,194,170
India - 1.9%
HDFC Bank Ltd. - ADR (Banks)	298,592	20,387,862
Indonesia - 2.6%
Bank Central Asia Tbk PT (Banks)†	46,116,370	27,903,064
Japan - 4.1%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	480,300	14,301,923
Keyence Corp. (Technology Hardware & Equipment)†	23,100	10,370,059
MISUMI Group Inc. (Capital Goods)†	251,000	4,596,338
Sony Group Corp. (Consumer Durables & Apparel)†	161,100	15,076,240
		44,344,560
Netherlands - 2.9%
Adyen NV (Financial Services)*^†	7,659	14,226,709
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Netherlands - 2.9% (continued)
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	24,305	$17,412,345
		31,639,054
Sweden - 3.6%
Atlas Copco AB, Class A (Capital Goods)†	811,095	11,550,318
Epiroc AB, Class A (Capital Goods)†	562,442	11,177,969
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,641,107	15,844,464
		38,572,751
Switzerland - 3.5%
Alcon Inc. (Health Care Equipment & Services)	182,407	15,490,002
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	33,002	10,231,987
SGS SA, Reg S (Commercial & Professional Services)†	120,377	11,651,045
		37,373,034
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	100,191	9,933,937
United Kingdom - 3.0%
Abcam plc - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	500,817	11,739,151
Diploma plc (Capital Goods)†	12,255	509,059
Haleon plc (Household & Personal Products)†	2,315,795	10,036,852
Spirax-Sarco Engineering plc (Capital Goods)†	70,305	10,043,868
		32,328,930
United States - 59.3%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	80,376	12,022,642
Accenture plc, Class A (Software & Services)	54,480	17,234,748
Adobe Inc. (Software & Services)*	31,867	17,404,799
Alphabet Inc., Class A (Media & Entertainment)*	312,629	41,492,121
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	253,944	33,947,234
AMETEK Inc. (Capital Goods)	102,317	16,227,476

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
United States - 59.3% (continued)
Apple Inc. (Technology Hardware & Equipment)	74,581	$14,651,438
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	77,698	11,778,240
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	18,796	16,891,025
CME Group Inc. (Financial Services)	105,699	21,029,873
CoStar Group Inc. (Equity Real Estate Investment Trusts (REITs))*	148,486	12,468,369
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	24,039	13,477,946
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	99,973	25,499,113
Deere & Co. (Capital Goods)	74,098	31,832,501
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	126,501	10,381,937
Honeywell International Inc. (Capital Goods)	54,988	10,674,820
Intuitive Surgical Inc. (Health Care Equipment & Services)*	41,241	13,378,580
Meta Platforms Inc., Class A (Media & Entertainment)*	112,537	35,854,288
Microsoft Corp. (Software & Services)	81,974	27,536,706
Netflix Inc. (Media & Entertainment)*	44,092	19,355,065
NIKE Inc., Class B (Consumer Durables & Apparel)	85,864	9,478,527
Northrop Grumman Corp. (Capital Goods)	23,290	10,364,050
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	32,133	15,015,430
Pinterest Inc., Class A (Media & Entertainment)*	438,622	12,715,652
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	60,237	10,334,260
Rockwell Automation Inc. (Capital Goods)	70,571	23,732,322
Salesforce Inc. (Software & Services)*	80,621	18,140,531
Schlumberger NV (Energy)	314,972	18,375,467
ServiceNow Inc. (Software & Services)*	23,218	13,536,094
Synopsys Inc. (Software & Services)*	24,265	10,962,927
	Shares	Value
COMMON STOCKS - 96.9% (continued)
United States - 59.3% (continued)
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	33,099	$18,160,097
Tradeweb Markets Inc., Class A (Financial Services)	169,264	13,844,103
UnitedHealth Group Inc. (Health Care Equipment & Services)	44,116	22,339,019
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	113,720	40,068,105
		640,205,505
Total Common Stocks (Cost $759,252,257)		$1,044,970,702
SHORT TERM INVESTMENTS - 2.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	28,626,417	28,626,417
Total Short Term Investments (Cost $28,626,417)		$28,626,417
Total Investments — 99.5%
(Cost $787,878,674)		$1,073,597,119
Other Assets Less Liabilities - 0.5%		5,007,912
Net Assets — 100.0%		$1,078,605,031

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
REIT	Real Estate Investment Trust
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Banks	4.5%
Capital Goods	16.1
Commercial & Professional Services	1.1
Consumer Discretionary Distribution & Retail	3.1
Consumer Durables & Apparel	3.6
Consumer Staples Distribution & Retail	1.4
Energy	1.7
Equity Real Estate Investment Trusts (REITs)	1.2
Financial Services	5.6
Health Care Equipment & Services	5.7
Household & Personal Products	2.7
Insurance	1.0
Materials	1.1
Media & Entertainment	11.0
Pharmaceuticals, Biotechnology & Life Sciences	15.6
Semiconductors & Semiconductor Equipment	6.6
Software & Services	11.0
Technology Hardware & Equipment	3.9
Money Market Fund	2.6
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 0.7%
BHP Group Ltd. (Materials)†	1,810	$56,433
Brazil - 2.3%
Ambev SA - ADR (Food, Beverage & Tobacco)*	6,230	19,438
B3 SA - Brasil Bolsa Balcao (Financial Services)	7,000	22,056
Localiza Rent a Car SA (Transportation)*	2,300	32,695
Magazine Luiza SA (Consumer Discretionary Distribution & Retail)*	29,600	20,970
Raia Drogasil SA (Consumer Staples Distribution & Retail)	2,600	15,928
WEG SA (Capital Goods)	3,500	29,547
XP Inc., Class A (Financial Services)*	2,000	54,020
		194,654
Canada - 1.7%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	1,400	70,879
Manulife Financial Corp. (Insurance)	3,600	71,964
		142,843
Chile - 0.2%
Banco Santander Chile - ADR (Banks)	716	15,108
China - 8.6%
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	1,000	11,779
Baidu Inc., Class A (Media & Entertainment)*†	1,200	23,445
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	94,000	10,614
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	540	18,068
Country Garden Services Holdings Co., Ltd. (Real Estate Management & Development)†	6,000	6,791
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	10,240	8,587
ENN Energy Holdings Ltd. (Utilities)†	3,400	40,975
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	984	6,399
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	3,600	15,975
	Shares	Value
COMMON STOCKS - 97.5% (continued)
China - 8.6% (continued)
Glodon Co., Ltd., Class A (Software & Services)†	2,800	$12,668
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	7,100	36,575
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	4,000	13,173
Haitian International Holdings Ltd. (Capital Goods)†	5,000	12,461
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	1,500	9,713
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	3,780	18,361
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	2,600	10,435
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	3,714	76,401
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	1,400	14,052
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,408	15,052
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food, Beverage & Tobacco)†	600	12,318
KE Holdings Inc. - ADR (Equity Real Estate Investment Trusts (REITs))*	786	13,692
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	100	26,430
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,500	9,207
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	1,540	6,469
Meituan, Class B (Consumer Services)*^†	630	11,986
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,200	9,974
NetEase Inc. - ADR (Media & Entertainment)	205	22,292
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	2,000	14,551

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
China - 8.6% (continued)
Sangfor Technologies Inc., Class A (Software & Services)*†	600	$9,483
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	4,600	11,429
SF Holding Co., Ltd., Class A (Transportation)†	1,900	13,272
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	2,000	8,322
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	1,350	13,453
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	300	12,448
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	10,548
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	4,200	7,880
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	300	9,200
Tencent Holdings Ltd. (Media & Entertainment)†	300	13,769
TravelSky Technology Ltd., Class H (Consumer Services)†	11,000	21,076
Trip.com Group Ltd. (Consumer Services)*†	514	20,953
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	500	12,751
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,286	12,907
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,500	14,357
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	3,500	9,247
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	4,400	17,153
Zhejiang Weixing New Building Materials Co., Ltd., Class A (Capital Goods)†	3,100	9,405
ZTO Express Cayman Inc. - ADR (Transportation)	463	12,871
		728,967
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Czech Republic - 0.2%
Komercni banka AS (Banks)†	493	$16,168
Denmark - 1.0%
Ambu A/S, Class B (Health Care Equipment & Services)*†	852	12,584
Chr Hansen Holding A/S (Materials)†	249	18,785
Coloplast A/S, Class B (Health Care Equipment & Services)†	193	23,984
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	39	16,084
Novozymes A/S, Class B (Materials)†	254	12,723
		84,160
Egypt - 0.0%^^
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	3,228	3,887
Finland - 1.0%
Kone OYJ, Class B (Capital Goods)†	404	20,685
Neste OYJ (Energy)†	1,686	61,998
		82,683
France - 4.2%
Air Liquide SA (Materials)†	326	58,483
Alten SA (Software & Services)†	250	36,047
Dassault Systemes SE (Software & Services)†	650	27,821
IPSOS (Media & Entertainment)†	965	48,203
Kering SA (Consumer Durables & Apparel)†	52	29,889
L'Oreal SA (Household & Personal Products)†	49	22,772
Remy Cointreau SA (Food, Beverage & Tobacco)†	107	18,356
Rubis SCA (Utilities)†	1,135	27,999
Safran SA (Capital Goods)†	289	48,018
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	41	12,812
Schneider Electric SE (Capital Goods)†	159	28,359
		358,759
Germany - 6.0%
adidas AG (Consumer Durables & Apparel)†	60	12,135
Allianz SE, Reg S (Insurance)†	207	49,469
Bayerische Motoren Werke AG (Automobiles & Components)†	715	87,157

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Germany - 6.0% (continued)
Bechtle AG (Software & Services)†	415	$18,263
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	388	42,242
Brenntag SE (Capital Goods)†	257	19,913
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	134	15,519
FUCHS SE (Materials)†	685	22,593
HelloFresh SE (Consumer Staples Distribution & Retail)*†	415	11,820
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,851	81,397
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	263	16,568
MTU Aero Engines AG (Capital Goods)†	65	15,174
Nemetschek SE (Software & Services)†	198	14,416
Rational AG (Capital Goods)†	28	20,967
SAP SE - Sponsored ADR (Software & Services)	201	27,406
Scout24 SE (Media & Entertainment)^†	235	15,550
Symrise AG (Materials)†	160	17,481
TeamViewer SE (Software & Services)*^†	1,400	23,784
		511,854
Hong Kong - 1.9%
AIA Group Ltd. (Insurance)†	1,600	15,989
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	6,500	63,334
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	6,300	15,266
Techtronic Industries Co., Ltd. (Capital Goods)†	6,000	67,800
		162,389
Iceland - 0.1%
Marel HF (Capital Goods)^†	2,669	8,803
India - 1.0%
Asian Paints Ltd. (Materials)†	460	18,887
HDFC Bank Ltd. (Banks)†	661	13,278
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	25,405
Marico Ltd. (Food, Beverage & Tobacco)†	1,898	12,964
Tata Consultancy Services Ltd. (Software & Services)†	327	13,608
		84,142
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Indonesia - 0.5%
Astra International Tbk PT (Capital Goods)†	33,400	$15,170
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	53,600	20,081
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	44,000	10,844
		46,095
Israel - 0.5%
CyberArk Software Ltd. (Software & Services)*	140	23,241
Nice Ltd. - Sponsored ADR (Software & Services)*	76	16,557
		39,798
Italy - 1.5%
DiaSorin SpA (Health Care Equipment & Services)†	148	16,629
FinecoBank Banca Fineco SpA (Banks)†	1,194	18,536
Reply SpA (Software & Services)†	131	14,207
Tenaris SA - ADR (Energy)	2,361	79,070
		128,442
Japan - 8.4%
BML Inc. (Health Care Equipment & Services)†	1,100	23,260
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,200	65,510
Daifuku Co., Ltd. (Capital Goods)†	1,500	31,963
GMO Payment Gateway Inc. (Financial Services)†	200	15,261
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	35,643
Kakaku.com Inc. (Media & Entertainment)†	1,000	14,942
Keyence Corp. (Technology Hardware & Equipment)†	40	17,957
Komatsu Ltd. (Capital Goods)†	2,300	64,325
Lasertec Corp. (Semiconductors & Semiconductor Equipment)†	100	15,146
M3 Inc. (Health Care Equipment & Services)†	400	9,286
Makita Corp. (Capital Goods)†	1,000	30,992
MISUMI Group Inc. (Capital Goods)†	700	12,818
Nitori Holdings Co., Ltd. (Consumer Discretionary Distribution & Retail)†	400	49,225
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	300	10,430

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Japan - 8.4% (continued)
Rinnai Corp. (Consumer Durables & Apparel)†	1,320	$28,754
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,700	23,565
Shimano Inc. (Consumer Durables & Apparel)†	300	45,459
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,400	58,408
Shiseido Co., Ltd. (Household & Personal Products)†	300	13,159
SMC Corp. (Capital Goods)†	40	20,894
Sony Group Corp. (Consumer Durables & Apparel)†	700	65,508
Stanley Electric Co., Ltd. (Automobiles & Components)†	2,400	44,342
Sysmex Corp. (Health Care Equipment & Services)†	200	13,553
		710,400
Kazakhstan - 0.6%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,120	16,033
Kaspi.KZ JSC - GDR, Reg S (Financial Services)†	343	31,457
		47,490
Mexico - 0.8%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	192	21,744
Grupo Financiero Banorte SAB de CV, Series O (Banks)	2,000	18,956
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	6,800	28,309
		69,009
Netherlands - 0.7%
ASM International NV (Semiconductors & Semiconductor Equipment)†	37	17,570
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	57	40,835
		58,405
Norway - 0.3%
Adevinta ASA (Media & Entertainment)*†	1,658	12,252
TOMRA Systems ASA (Capital Goods)†	780	12,007
		24,259
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Panama - 0.3%
Copa Holdings SA, Class A (Transportation)	216	$25,492
Peru - 0.2%
Credicorp Ltd. (Banks)	126	19,788
Philippines - 2.2%
Bank of the Philippine Islands (Banks)†	13,330	27,840
BDO Unibank Inc. (Banks)†	24,994	66,012
International Container Terminal Services Inc. (Transportation)†	4,970	19,634
Jollibee Foods Corp. (Consumer Services)†	4,720	21,916
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	10,510	10,451
Security Bank Corp. (Banks)†	8,660	13,083
SM Prime Holdings Inc. (Equity Real Estate Investment Trusts (REITs))†	27,500	16,725
Universal Robina Corp. (Food, Beverage & Tobacco)†	6,400	14,310
		189,971
Poland - 0.6%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	3,048	26,874
ING Bank Slaski SA (Banks)*†	426	21,257
		48,131
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	278	—
Sberbank of Russia PJSC (Banks)‡	5,112	—
Yandex NV, Class A (Media & Entertainment)*‡	383	—
		—
Saudi Arabia - 0.5%
Al Rajhi Bank (Banks)†	468	9,307
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	2,520	10,412
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	321	21,477
		41,196
Singapore - 1.4%
DBS Group Holdings Ltd. (Banks)†	2,118	54,536
Oversea-Chinese Banking Corp., Ltd. (Banks)†	6,224	62,221
		116,757

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Slovenia - 0.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	152	$19,059
South Africa - 0.4%
Capitec Bank Holdings Ltd. (Banks)†	145	14,536
Discovery Ltd. (Insurance)*†	1,831	16,205
		30,741
South Korea - 0.8%
Amorepacific Corp. (Household & Personal Products)†	155	13,729
Cheil Worldwide Inc. (Media & Entertainment)†	1,001	14,263
Coway Co., Ltd. (Consumer Durables & Apparel)†	184	5,924
LG H&H Co., Ltd. (Household & Personal Products)†	30	10,075
NAVER Corp. (Media & Entertainment)†	88	15,686
NCSoft Corp. (Media & Entertainment)†	38	8,250
		67,927
Spain - 1.7%
Amadeus IT Group SA (Consumer Services)†	248	17,800
Banco Bilbao Vizcaya Argentaria SA (Banks)†	8,190	64,892
Banco Santander SA - Sponsored ADR (Banks)	14,529	58,552
		141,244
Sweden - 2.0%
Alfa Laval AB (Capital Goods)†	735	27,533
Assa Abloy AB, Class B (Capital Goods)†	664	15,945
Atlas Copco AB, Class A (Capital Goods)†	1,632	23,240
Epiroc AB, Class A (Capital Goods)†	1,467	29,155
Evolution AB (Consumer Services)^†	112	13,816
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,890	18,248
Skandinaviska Enskilda Banken AB, Class A (Banks)†	1,670	20,232
Thule Group AB (Consumer Durables & Apparel)^†	706	22,054
		170,223
Switzerland - 2.5%
Alcon Inc. (Health Care Equipment & Services)	583	49,508
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Switzerland - 2.5% (continued)
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	244	$39,316
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	165	17,299
Partners Group Holding AG (Financial Services)†	17	19,091
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	50	15,502
SGS SA, Reg S (Commercial & Professional Services)†	150	14,518
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	68	18,948
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	150	24,828
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	32	12,735
		211,745
Taiwan - 1.4%
Advantech Co., Ltd. (Technology Hardware & Equipment)	1,098	13,678
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	14,000	30,960
Delta Electronics Inc. (Technology Hardware & Equipment)†	1,000	11,657
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	600	10,360
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,000	13,829
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	2,000	36,018
		116,502
United Arab Emirates - 0.5%
Agthia Group PJSC (Food, Beverage & Tobacco)†	8,681	12,528
Emaar Properties PJSC (Equity Real Estate Investment Trusts (REITs))†	18,834	34,671
		47,199

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
United Kingdom - 4.6%
Abcam plc - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	872	$20,440
Compass Group plc (Consumer Services)†	967	25,152
Diploma plc (Capital Goods)†	1,655	68,747
Grafton Group plc (Capital Goods)†	2,919	32,795
Haleon plc (Household & Personal Products)†	16,411	71,126
Rathbones Group plc (Financial Services)†	1,554	35,882
Reckitt Benckiser Group plc (Household & Personal Products)†	471	35,277
Rightmove plc (Media & Entertainment)†	2,075	15,204
Rio Tinto plc (Materials)†	994	65,652
Unilever plc (Household & Personal Products)†	316	16,992
		387,267
United States - 36.0%
Abbott Laboratories (Health Care Equipment & Services)	152	16,922
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	455	68,059
Accenture plc, Class A (Software & Services)	70	22,145
Adobe Inc. (Software & Services)*	90	49,155
Air Products and Chemicals Inc. (Materials)	66	20,152
Allegion plc (Capital Goods)	293	34,240
Alphabet Inc., Class A (Media & Entertainment)*	680	90,250
Altair Engineering Inc., Class A (Software & Services)*	277	20,758
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	653	87,293
AMETEK Inc. (Capital Goods)	147	23,314
Amphenol Corp., Class A (Technology Hardware & Equipment)	288	25,433
ANSYS Inc. (Software & Services)*	78	26,684
Apple Inc. (Technology Hardware & Equipment)	389	76,419
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	615	93,228
Atlassian Corp., Class A (Software & Services)*	102	18,558
	Shares	Value
COMMON STOCKS - 97.5% (continued)
United States - 36.0% (continued)
BlackRock Inc. (Financial Services)	24	$17,732
Booking Holdings Inc. (Consumer Services)*	8	23,766
BorgWarner Inc. (Automobiles & Components)	1,673	77,795
Bristol-Myers Squibb Co. (Pharmaceuticals, Biotechnology & Life Sciences)	973	60,511
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	101	90,764
Cisco Systems Inc. (Technology Hardware & Equipment)	812	42,256
CME Group Inc. (Financial Services)	84	16,713
Cognex Corp. (Technology Hardware & Equipment)	230	12,563
CoStar Group Inc. (Equity Real Estate Investment Trusts (REITs))*	225	18,893
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	35	19,623
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	270	68,866
Deere & Co. (Capital Goods)	180	77,328
eBay Inc. (Consumer Discretionary Distribution & Retail)	259	11,528
Ecolab Inc. (Materials)	84	15,384
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	212	17,399
Elanco Animal Health Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	3,065	36,995
Electronic Arts Inc. (Media & Entertainment)	143	19,498
EnerSys (Capital Goods)	200	21,664
EPAM Systems Inc. (Software & Services)*	122	28,891
Equifax Inc. (Commercial & Professional Services)	78	15,918
Five Below Inc. (Consumer Discretionary Distribution & Retail)*	84	17,501
Gartner Inc. (Software & Services)*	201	71,072
Globant SA (Software & Services)*	97	16,949
Guidewire Software Inc. (Software & Services)*	152	12,893
HEICO Corp. (Capital Goods)	89	15,662

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
United States - 36.0% (continued)
Home Depot Inc. (Consumer Discretionary Distribution & Retail)	55	$18,361
Honeywell International Inc. (Capital Goods)	78	15,142
IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	38,831
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	11,529
Intuitive Surgical Inc. (Health Care Equipment & Services)*	63	20,437
IPG Photonics Corp. (Technology Hardware & Equipment)*	179	23,530
Jack Henry & Associates Inc. (Financial Services)	100	16,757
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	500	83,765
JPMorgan Chase & Co. (Banks)	589	93,038
Linde plc (Materials)	152	59,382
Malibu Boats Inc., Class A (Consumer Durables & Apparel)*	436	26,138
Mastercard Inc., Class A (Financial Services)	52	20,503
McCormick & Co., Inc. (Food, Beverage & Tobacco)	189	16,912
McDonald's Corp. (Consumer Services)	85	24,922
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	15	18,571
Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	649	69,216
Meta Platforms Inc., Class A (Media & Entertainment)*	303	96,536
Microsoft Corp. (Software & Services)	259	87,003
Monster Beverage Corp. (Food, Beverage & Tobacco)*	332	19,087
Netflix Inc. (Media & Entertainment)*	188	82,526
Neurocrine Biosciences Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	774	78,863
NIKE Inc., Class B (Consumer Durables & Apparel)	156	17,221
Northrop Grumman Corp. (Capital Goods)	29	12,905
	Shares	Value
COMMON STOCKS - 97.5% (continued)
United States - 36.0% (continued)
Palo Alto Networks Inc. (Software & Services)*	156	$38,994
PayPal Holdings Inc. (Financial Services)*	272	20,623
Pinterest Inc., Class A (Media & Entertainment)*	566	16,408
Reinsurance Group of America Inc. (Insurance)	387	54,315
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	97	16,641
ResMed Inc. (Health Care Equipment & Services)	81	18,010
Rockwell Automation Inc. (Capital Goods)	55	18,496
Salesforce Inc. (Software & Services)*	130	29,251
Schlumberger NV (Energy)	698	40,721
ServiceNow Inc. (Software & Services)*	54	31,482
Starbucks Corp. (Consumer Services)	286	29,049
Teradyne Inc. (Semiconductors & Semiconductor Equipment)	169	19,087
Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	115	20,700
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	125	68,583
Trade Desk Inc., Class A (Media & Entertainment)*	248	22,632
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	221	77,867
Visa Inc., Class A (Financial Services)	76	18,067
Walt Disney Co. (Media & Entertainment)*	221	19,645
Workday Inc., Class A (Software & Services)*	140	33,198
		3,045,718
Total Common Stocks (Cost $7,005,375)		$8,253,708
PREFERRED STOCKS - 1.1%
Colombia - 0.1%
Bancolombia SA - Sponsored ADR, 11.68% (Banks)+	360	11,002

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
PREFERRED STOCKS - 1.1% (continued)
Germany - 0.3%
Sartorius AG, 0.39% (Pharmaceuticals, Biotechnology & Life Sciences)+†	55	$22,691
South Korea - 0.7%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.38% (Technology Hardware & Equipment)+†	51	57,532
Total Preferred Stocks (Cost $95,746)		$91,225
SHORT TERM INVESTMENTS - 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	136,398	136,398
Total Short Term Investments (Cost $136,398)		$136,398
Total Investments — 100.2%
(Cost $7,237,519)		$8,481,331
Liabilities Less Other Assets - (0.2)%		(16,467)
Net Assets — 100.0%		$8,464,864

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
REIT	Real Estate Investment Trust
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.2% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.6%
Banks	8.0
Capital Goods	11.6
Commercial & Professional Services	0.5
Consumer Discretionary Distribution & Retail	3.8
Consumer Durables & Apparel	4.2
Consumer Services	2.6
Consumer Staples Distribution & Retail	1.7
Energy	2.1
Equity Real Estate Investment Trusts (REITs)	1.0
Financial Services	3.4
Food, Beverage & Tobacco	2.7
Health Care Equipment & Services	4.2
Household & Personal Products	2.0
Insurance	2.7
Materials	4.9
Media & Entertainment	7.2
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Real Estate Management & Development	0.1
Semiconductors & Semiconductor Equipment	6.3
Software & Services	8.8
Technology Hardware & Equipment	3.8
Telecommunication Services	0.2
Transportation	1.3
Utilities	0.8
Money Market Fund	1.6
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 2.0%
BHP Group Ltd. - Sponsored ADR (Materials)	5,290,388	$331,442,808
Brazil - 2.2%
Ambev SA - ADR (Food, Beverage & Tobacco)*	62,883,859	196,197,640
XP Inc., Class A (Financial Services)*	6,034,262	162,985,417
		359,183,057
Canada - 5.0%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	4,698,000	237,848,163
Canadian National Railway Co. (Transportation)	1,509,543	183,001,898
Manulife Financial Corp. (Insurance)	19,793,400	395,672,865
		816,522,926
China - 8.0%
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	101,592,480	85,188,654
ENN Energy Holdings Ltd. (Utilities)†	14,782,500	178,149,274
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	60,862,388	210,466,765
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	45,325,400	190,407,668
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	21,142,000	153,819,527
Tencent Holdings Ltd. (Media & Entertainment)†	4,708,610	216,115,146
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	67,345,383	262,542,912
		1,296,689,946
Denmark - 2.4%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	655,011	270,129,935
Novozymes A/S, Class B (Materials)†	2,343,397	117,383,990
		387,513,925
France - 9.1%
Air Liquide SA (Materials)†	1,049,024	188,191,937
Dassault Systemes SE (Software & Services)†	4,825,956	206,559,468
Kering SA (Consumer Durables & Apparel)†	317,446	182,466,173
L'Oreal SA (Household & Personal Products)†	888,624	412,976,049
	Shares	Value
COMMON STOCKS - 96.8% (continued)
France - 9.1% (continued)
Schneider Electric SE (Capital Goods)†	2,763,677	$492,922,133
		1,483,115,760
Germany - 8.8%
Allianz SE, Reg S (Insurance)†	1,661,560	397,079,068
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	13,049,364	573,841,024
SAP SE - Sponsored ADR (Software & Services)	1,810,223	246,823,906
Symrise AG (Materials)†	1,870,582	204,369,585
		1,422,113,583
Hong Kong - 2.0%
AIA Group Ltd. (Insurance)†	31,574,174	315,519,626
India - 2.5%
HDFC Bank Ltd. - ADR (Banks)	2,994,496	204,464,187
ICICI Bank Ltd. - Sponsored ADR (Banks)	8,111,631	199,302,773
		403,766,960
Indonesia - 1.2%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	780,592,100	192,373,264
Japan - 13.1%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,393,300	458,367,251
Daifuku Co., Ltd. (Capital Goods)†	7,461,100	158,988,105
FANUC Corp. (Capital Goods)†	3,389,600	104,107,339
Keyence Corp. (Technology Hardware & Equipment)†	442,034	198,438,048
Komatsu Ltd. (Capital Goods)†	8,248,600	230,690,033
Nitori Holdings Co., Ltd. (Consumer Discretionary Distribution & Retail)†	1,310,600	161,285,075
Shimano Inc. (Consumer Durables & Apparel)†	843,400	127,799,878
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,906,600	162,982,277
Shiseido Co., Ltd. (Household & Personal Products)†	3,465,100	151,988,562
Sysmex Corp. (Health Care Equipment & Services)†	2,380,807	161,335,950
Unicharm Corp. (Household & Personal Products)†	5,728,600	212,110,607
		2,128,093,125

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Mexico - 2.4%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	3,479,048	$394,002,186
Netherlands - 1.9%
Adyen NV (Financial Services)*^†	168,224	312,478,645
Peru - 1.1%
Credicorp Ltd. (Banks)	1,103,235	173,263,057
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	4,279,605	—
Yandex NV, Class A (Media & Entertainment)*‡	2,609,766	—
		—
Singapore - 2.9%
DBS Group Holdings Ltd. (Banks)†	18,184,980	468,243,912
South Korea - 3.6%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	424,192	576,436,808
Spain - 1.9%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	39,377,792	312,003,491
Sweden - 8.7%
Alfa Laval AB (Capital Goods)†	7,533,745	282,214,770
Assa Abloy AB, Class B (Capital Goods)†	7,050,819	169,318,322
Atlas Copco AB, Class A (Capital Goods)†	23,494,323	334,568,563
Epiroc AB, Class A (Capital Goods)†	11,573,912	230,019,860
Skandinaviska Enskilda Banken AB, Class A (Banks)†	31,877,020	386,191,135
		1,402,312,650
Switzerland - 7.9%
Alcon Inc. (Health Care Equipment & Services)	3,436,573	291,833,779
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	527,586	306,212,340
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	1,687,268	207,365,237
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,042,317	323,161,435
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	571,179	159,153,409
		1,287,726,200
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	3,904,358	$387,117,096
United Kingdom - 6.2%
Haleon plc (Household & Personal Products)†	87,821,227	380,624,660
Rio Tinto plc (Materials)†	4,604,639	304,128,339
Shell plc (Energy)†	10,626,605	323,376,774
		1,008,129,773
United States - 1.5%
Linde plc (Materials)	618,684	241,701,278
Total Common Stocks (Cost $11,322,677,769)		$15,699,750,076
SHORT TERM INVESTMENTS - 2.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	455,633,600	455,633,600
Total Short Term Investments (Cost $455,633,600)		$455,633,600
Total Investments — 99.6%
(Cost $11,778,311,369)		$16,155,383,676
Other Assets Less Liabilities - 0.4%		61,716,049
Net Assets — 100.0%		$16,217,099,725

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.9% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Banks	10.8%
Capital Goods	14.0
Consumer Discretionary Distribution & Retail	1.0
Consumer Durables & Apparel	3.2
Consumer Staples Distribution & Retail	1.5
Energy	2.0
Financial Services	2.9
Food, Beverage & Tobacco	4.8
Health Care Equipment & Services	3.8
Household & Personal Products	7.0
Insurance	7.9
Materials	8.6
Media & Entertainment	1.3
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Semiconductors & Semiconductor Equipment	7.1
Software & Services	2.8
Technology Hardware & Equipment	4.8
Telecommunication Services	1.2
Transportation	1.1
Utilities	1.1
Money Market Fund	2.8
Total Investments	99.6
Other Assets Less Liabilities	0.4
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 2.4%
BHP Group Ltd. - Sponsored ADR (Materials)	37,207	$2,331,018
Canada - 6.8%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	38,900	1,969,411
Canadian National Railway Co. (Transportation)	12,382	1,501,070
Manulife Financial Corp. (Insurance)	149,800	2,994,523
		6,465,004
China - 2.0%
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	210,200	692,218
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	127,300	534,775
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	178,253	694,911
		1,921,904
Denmark - 2.8%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	4,550	1,876,444
Novozymes A/S, Class B (Materials)†	15,113	757,031
		2,633,475
France - 11.3%
Air Liquide SA (Materials)†	7,974	1,430,513
Dassault Systemes SE (Software & Services)†	35,953	1,538,852
Kering SA (Consumer Durables & Apparel)†	2,514	1,445,033
L'Oreal SA (Household & Personal Products)†	6,263	2,910,645
Schneider Electric SE (Capital Goods)†	19,657	3,505,971
		10,831,014
Germany - 10.9%
Allianz SE, Reg S (Insurance)†	12,437	2,972,190
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	97,492	4,287,175
SAP SE - Sponsored ADR (Software & Services)	13,700	1,867,995
Symrise AG (Materials)†	12,109	1,322,964
		10,450,324
Hong Kong - 2.6%
AIA Group Ltd. (Insurance)†	251,200	2,510,233
	Shares	Value
COMMON STOCKS - 97.4% (continued)
India - 0.9%
HDFC Bank Ltd. - ADR (Banks)	12,291	$839,229
Indonesia - 0.4%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	1,351,700	333,120
Japan - 16.7%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	113,300	3,373,741
Daifuku Co., Ltd. (Capital Goods)†	56,600	1,206,086
FANUC Corp. (Capital Goods)†	27,100	832,343
Keyence Corp. (Technology Hardware & Equipment)†	3,300	1,481,437
Komatsu Ltd. (Capital Goods)†	67,600	1,890,581
Nitori Holdings Co., Ltd. (Consumer Discretionary Distribution & Retail)†	9,700	1,193,702
Shimano Inc. (Consumer Durables & Apparel)†	6,400	969,788
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	28,000	1,168,152
Shiseido Co., Ltd. (Household & Personal Products)†	26,600	1,166,747
Sysmex Corp. (Health Care Equipment & Services)†	15,900	1,077,467
Unicharm Corp. (Household & Personal Products)†	44,000	1,629,171
		15,989,215
Netherlands - 2.6%
Adyen NV (Financial Services)*^†	1,319	2,450,063
Singapore - 3.7%
DBS Group Holdings Ltd. (Banks)†	136,800	3,522,455
South Korea - 1.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	862	1,171,376
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	309,186	2,449,785
Sweden - 9.6%
Alfa Laval AB (Capital Goods)†	50,915	1,907,280
Assa Abloy AB, Class B (Capital Goods)†	48,133	1,155,866
Atlas Copco AB, Class A (Capital Goods)†	159,524	2,271,686
Epiroc AB, Class A (Capital Goods)†	76,542	1,521,195

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.4% (continued)
Sweden - 9.6% (continued)
Skandinaviska Enskilda Banken AB, Class A (Banks)†	187,775	$2,274,900
		9,130,927
Switzerland - 9.9%
Alcon Inc. (Health Care Equipment & Services)	25,184	2,138,625
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	3,888	2,256,606
Nestle SA, Reg S (Food Beverage & Tobacco)†	12,924	1,587,499
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	7,512	2,329,031
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	4,196	1,169,174
		9,480,935
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	7,961	789,333
United Kingdom - 8.3%
Haleon plc (Household & Personal Products)†	647,756	2,807,429
Rio Tinto plc (Materials)†	33,023	2,181,111
Shell plc (Energy)†	97,213	2,958,276
		7,946,816
United States - 1.9%
Linde plc (Materials)	4,661	1,820,913
Total Common Stocks (Cost $88,177,849)		$93,067,139
SHORT TERM INVESTMENTS - 2.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	2,305,181	2,305,181
Total Short Term Investments (Cost $2,305,181)		$2,305,181
Total Investments — 99.8%
(Cost $90,483,030)		$95,372,320
Other Assets Less Liabilities - 0.2%		228,971
Net Assets — 100.0%		$95,601,291

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.6% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	9.6%
Capital Goods	15.8
Consumer Discretionary Distribution & Retail	1.2
Consumer Durables & Apparel	3.2
Consumer Staples Distribution & Retail	2.1
Energy	3.1
Financial Services	2.6
Food Beverage & Tobacco	1.7
Health Care Equipment & Services	4.5
Household & Personal Products	8.8
Insurance	8.8
Materials	10.3
Pharmaceuticals, Biotechnology & Life Sciences	11.5
Semiconductors & Semiconductor Equipment	5.9
Software & Services	3.5
Technology Hardware & Equipment	2.8
Telecommunication Services	0.4
Transportation	1.6
Money Market Fund	2.4
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Brazil - 2.2%
Ambev SA - ADR (Food, Beverage & Tobacco)*	8,123	$25,344
XP Inc., Class A (Financial Services)*	799	21,581
		46,925
Canada - 3.7%
Canadian National Railway Co. (Transportation)	182	22,064
Manulife Financial Corp. (Insurance)	2,800	55,972
		78,036
China - 7.9%
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	16,000	13,416
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	11,100	38,385
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	5,700	23,945
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	5,000	36,378
Tencent Holdings Ltd. (Media & Entertainment)†	600	27,539
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	7,700	30,018
		169,681
Denmark - 2.8%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	107	44,128
Novozymes A/S, Class B (Materials)†	310	15,528
		59,656
France - 9.7%
Air Liquide SA (Materials)†	131	23,501
Dassault Systemes SE (Software & Services)†	639	27,350
Kering SA (Consumer Durables & Apparel)†	41	23,567
L'Oreal SA (Household & Personal Products)†	113	52,515
Schneider Electric SE (Capital Goods)†	448	79,904
		206,837
Germany - 8.6%
Allianz SE, Reg S (Insurance)†	215	51,381
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,686	74,141
	Shares	Value
COMMON STOCKS - 95.2% (continued)
Germany - 8.6% (continued)
SAP SE - Sponsored ADR (Software & Services)	240	$32,724
Symrise AG (Materials)†	238	26,002
		184,248
Hong Kong - 1.9%
AIA Group Ltd. (Insurance)†	4,000	39,972
India - 2.5%
HDFC Bank Ltd. - ADR (Banks)	397	27,107
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,075	26,413
		53,520
Indonesia - 1.8%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	153,000	37,706
Japan - 13.9%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,000	59,554
Daifuku Co., Ltd. (Capital Goods)†	1,000	21,309
FANUC Corp. (Capital Goods)†	500	15,357
Keyence Corp. (Technology Hardware & Equipment)†	55	24,691
Komatsu Ltd. (Capital Goods)†	1,700	47,544
Nitori Holdings Co., Ltd. (Consumer Discretionary Distribution & Retail)†	200	24,612
Shimano Inc. (Consumer Durables & Apparel)†	100	15,153
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	500	20,860
Shiseido Co., Ltd. (Household & Personal Products)†	500	21,931
Sysmex Corp. (Health Care Equipment & Services)†	300	20,329
Unicharm Corp. (Household & Personal Products)†	700	25,919
		297,259
Mexico - 3.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	567	64,213
Netherlands - 1.9%
Adyen NV (Financial Services)*^†	22	40,865
Peru - 1.1%
Credicorp Ltd. (Banks)	147	23,086

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.2% (continued)
Singapore - 2.8%
DBS Group Holdings Ltd. (Banks)†	2,300	$59,223
South Korea - 3.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	55	74,740
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	7,342	58,173
Sweden - 8.1%
Alfa Laval AB (Capital Goods)†	973	36,449
Assa Abloy AB, Class B (Capital Goods)†	887	21,300
Atlas Copco AB, Class A (Capital Goods)†	2,445	34,818
Epiroc AB, Class A (Capital Goods)†	1,495	29,711
Skandinaviska Enskilda Banken AB, Class A (Banks)†	4,118	49,890
		172,168
Switzerland - 8.7%
Alcon Inc. (Health Care Equipment & Services)	436	37,025
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	68	39,467
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	379	46,579
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	133	41,236
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	76	21,177
		185,484
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	504	49,972
United Kingdom - 4.7%
Haleon plc (Household & Personal Products)†	11,259	48,797
Rio Tinto plc (Materials)†	765	50,527
		99,324
United States - 1.4%
Linde plc (Materials)	78	30,472
Total Common Stocks (Cost $1,823,805)		$2,031,560
	Shares	Value
SHORT TERM INVESTMENTS - 2.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	51,294	$51,294
Total Short Term Investments (Cost $51,294)		$51,294
Total Investments — 97.6%
(Cost $1,875,099)		$2,082,854
Other Assets Less Liabilities - 2.4%		50,562
Net Assets — 100.0%		$2,133,416

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.9% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Banks	11.5%
Capital Goods	14.7
Consumer Discretionary Distribution & Retail	1.2
Consumer Durables & Apparel	3.6
Financial Services	2.9
Food, Beverage & Tobacco	6.4
Health Care Equipment & Services	3.6
Household & Personal Products	7.0
Insurance	8.6
Materials	6.8
Media & Entertainment	1.3
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Semiconductors & Semiconductor Equipment	6.9
Software & Services	2.8
Technology Hardware & Equipment	4.7
Telecommunication Services	1.8
Transportation	1.1
Money Market Fund	2.4
Total Investments	97.6
Other Assets Less Liabilities	2.4
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 1.0%
BHP Group Ltd. (Materials)†	3,859	$120,318
Brazil - 2.3%
Ambev SA - ADR (Food, Beverage & Tobacco)*	12,347	38,523
B3 SA - Brasil Bolsa Balcao (Financial Services)	13,200	41,593
Localiza Rent a Car SA (Transportation)*	4,300	61,125
Magazine Luiza SA (Consumer Discretionary Distribution & Retail)*	24,000	17,002
Raia Drogasil SA (Consumer Staples Distribution & Retail)	9,776	59,891
WEG SA (Capital Goods)	5,400	45,587
XP Inc., Class A (Financial Services)*	1,028	27,766
		291,487
Canada - 2.0%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	2,700	136,694
Manulife Financial Corp. (Insurance)	5,900	117,942
		254,636
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	1,728	36,461
China - 12.5%
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	2,000	23,559
Baidu Inc., Class A (Media & Entertainment)*†	2,250	43,960
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	246,000	27,777
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	900	30,113
Country Garden Services Holdings Co., Ltd. (Real Estate Management & Development)†	11,000	12,449
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	32,715	27,433
ENN Energy Holdings Ltd. (Utilities)†	2,200	26,513
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	2,746	17,857
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	6,800	30,175
	Shares	Value
COMMON STOCKS - 96.9% (continued)
China - 12.5% (continued)
Glodon Co., Ltd., Class A (Software & Services)†	4,872	$22,043
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	11,100	57,181
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	10,800	35,566
Haitian International Holdings Ltd. (Capital Goods)†	15,000	37,382
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,300	21,369
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	6,160	29,922
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	5,200	20,870
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	7,026	144,531
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	3,400	34,127
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	4,864	30,404
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,100	22,582
KE Holdings Inc. - ADR (Equity Real Estate Investment Trusts (REITs))*	1,946	33,899
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	100	26,430
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	3,500	21,483
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	5,600	23,525
Meituan, Class B (Consumer Services)*^†	1,880	35,767
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	3,400	28,260
NetEase Inc. - ADR (Media & Entertainment)	535	58,176
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	6,000	43,653

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
China - 12.5% (continued)
Sangfor Technologies Inc., Class A (Software & Services)*†	1,500	$23,708
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	12,100	30,063
SF Holding Co., Ltd., Class A (Transportation)†	3,800	26,544
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	5,300	22,053
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,050	40,360
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	700	29,045
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,000	21,096
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	11,800	22,138
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	700	21,467
Tencent Holdings Ltd. (Media & Entertainment)†	1,900	87,206
TravelSky Technology Ltd., Class H (Consumer Services)†	21,000	40,236
Trip.com Group Ltd. (Consumer Services)*†	1,101	44,883
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,300	33,152
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,690	26,998
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	4,500	25,843
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	7,700	20,343
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	11,900	46,392
Zhejiang Weixing New Building Materials Co., Ltd., Class A (Capital Goods)†	8,100	24,575
ZTO Express Cayman Inc. - ADR (Transportation)	1,185	32,943
		1,586,051
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Czech Republic - 0.3%
Komercni banka AS (Banks)†	1,233	$40,437
Denmark - 2.2%
Ambu A/S, Class B (Health Care Equipment & Services)*†	2,770	40,911
Chr Hansen Holding A/S (Materials)†	702	52,960
Coloplast A/S, Class B (Health Care Equipment & Services)†	377	46,850
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	277	114,236
Novozymes A/S, Class B (Materials)†	535	26,799
		281,756
Egypt - 0.2%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	24,771	29,830
Finland - 0.6%
Kone OYJ, Class B (Capital Goods)†	601	30,771
Neste OYJ (Energy)†	1,376	50,599
		81,370
France - 7.3%
Air Liquide SA (Materials)†	765	137,239
Alten SA (Software & Services)†	887	127,895
Dassault Systemes SE (Software & Services)†	887	37,965
IPSOS (Media & Entertainment)†	2,051	102,449
Kering SA (Consumer Durables & Apparel)†	204	117,258
L'Oreal SA (Household & Personal Products)†	85	39,503
Remy Cointreau SA (Food, Beverage & Tobacco)†	202	34,654
Rubis SCA (Utilities)†	2,976	73,413
Safran SA (Capital Goods)†	558	92,713
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	103	32,186
Schneider Electric SE (Capital Goods)†	691	123,245
		918,520
Germany - 10.1%
adidas AG (Consumer Durables & Apparel)†	222	44,900
Allianz SE, Reg S (Insurance)†	507	121,163
Bayerische Motoren Werke AG (Automobiles & Components)†	957	116,657

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
Germany - 10.1% (continued)
Bechtle AG (Software & Services)†	2,250	$99,014
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	725	78,931
Brenntag SE (Capital Goods)†	1,433	111,033
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	225	26,058
FUCHS SE (Materials)†	2,385	78,662
HelloFresh SE (Consumer Staples Distribution & Retail)*†	1,697	48,336
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	3,128	137,553
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	863	54,367
MTU Aero Engines AG (Capital Goods)†	126	29,414
Nemetschek SE (Software & Services)†	845	61,523
Rational AG (Capital Goods)†	50	37,440
SAP SE - Sponsored ADR (Software & Services)	908	123,806
Scout24 SE (Media & Entertainment)^†	486	32,158
Symrise AG (Materials)†	253	27,641
TeamViewer SE (Software & Services)*^†	2,653	45,071
		1,273,727
Hong Kong - 2.8%
AIA Group Ltd. (Insurance)†	8,200	81,942
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	12,100	117,899
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	11,900	28,837
Techtronic Industries Co., Ltd. (Capital Goods)†	11,500	129,949
		358,627
Iceland - 0.1%
Marel HF (Capital Goods)^†	5,278	17,408
India - 1.1%
Asian Paints Ltd. (Materials)†	885	36,337
HDFC Bank Ltd. (Banks)†	1,725	34,651
Marico Ltd. (Food, Beverage & Tobacco)†	4,691	32,042
Tata Consultancy Services Ltd. (Software & Services)†	892	37,119
		140,149
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Indonesia - 1.0%
Astra International Tbk PT (Capital Goods)†	111,500	$50,644
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	129,800	48,629
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	115,400	28,440
		127,713
Israel - 1.3%
CyberArk Software Ltd. (Software & Services)*	241	40,008
Nice Ltd. - Sponsored ADR (Software & Services)*	580	126,353
		166,361
Italy - 2.4%
DiaSorin SpA (Health Care Equipment & Services)†	246	27,640
FinecoBank Banca Fineco SpA (Banks)†	9,124	141,646
Reply SpA (Software & Services)†	729	79,060
Tenaris SA - ADR (Energy)	1,791	59,980
		308,326
Japan - 14.1%
BML Inc. (Health Care Equipment & Services)†	2,100	44,406
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,200	125,064
Daifuku Co., Ltd. (Capital Goods)†	5,400	115,068
GMO Payment Gateway Inc. (Financial Services)†	300	22,891
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	9,090	104,514
Kakaku.com Inc. (Media & Entertainment)†	2,700	40,345
Keyence Corp. (Technology Hardware & Equipment)†	60	26,935
Komatsu Ltd. (Capital Goods)†	4,540	126,971
Lasertec Corp. (Semiconductors & Semiconductor Equipment)†	200	30,292
M3 Inc. (Health Care Equipment & Services)†	1,200	27,860
Makita Corp. (Capital Goods)†	3,900	120,868
MISUMI Group Inc. (Capital Goods)†	4,200	76,911
Nitori Holdings Co., Ltd. (Consumer Discretionary Distribution & Retail)†	1,000	123,062
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	2,600	90,397

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
Japan - 14.1% (continued)
Rinnai Corp. (Consumer Durables & Apparel)†	3,300	$71,886
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,600	31,420
Shimano Inc. (Consumer Durables & Apparel)†	600	90,918
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,600	108,471
Shiseido Co., Ltd. (Household & Personal Products)†	800	35,090
SMC Corp. (Capital Goods)†	260	135,811
Sony Group Corp. (Consumer Durables & Apparel)†	1,300	121,658
Stanley Electric Co., Ltd. (Automobiles & Components)†	4,415	81,570
Sysmex Corp. (Health Care Equipment & Services)†	400	27,106
		1,779,514
Kazakhstan - 0.9%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	3,384	48,442
Kaspi.KZ JSC - GDR, Reg S (Financial Services)†	657	60,254
		108,696
Mexico - 1.6%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	602	68,176
Grupo Financiero Banorte SAB de CV, Series O (Banks)	9,400	89,094
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	10,100	42,047
		199,317
Netherlands - 1.2%
ASM International NV (Semiconductors & Semiconductor Equipment)†	162	76,927
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	100	71,641
		148,568
Norway - 1.1%
Adevinta ASA (Media & Entertainment)*†	15,365	113,545
TOMRA Systems ASA (Capital Goods)†	1,495	23,013
		136,558
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Panama - 0.4%
Copa Holdings SA, Class A (Transportation)	404	$47,680
Peru - 0.4%
Credicorp Ltd. (Banks)	297	46,644
Philippines - 3.9%
Bank of the Philippine Islands (Banks)†	63,742	133,129
BDO Unibank Inc. (Banks)†	54,920	145,050
International Container Terminal Services Inc. (Transportation)†	12,650	49,973
Jollibee Foods Corp. (Consumer Services)†	8,190	38,028
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	35,230	35,032
Security Bank Corp. (Banks)†	16,720	25,259
SM Prime Holdings Inc. (Equity Real Estate Investment Trusts (REITs))†	74,900	45,553
Universal Robina Corp. (Food, Beverage & Tobacco)†	12,270	27,436
		499,460
Poland - 0.7%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	4,376	38,582
ING Bank Slaski SA (Banks)*†	878	43,812
		82,394
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	603	—
Sberbank of Russia PJSC (Banks)‡	13,556	—
Yandex NV, Class A (Media & Entertainment)*‡	541	—
		—
Saudi Arabia - 0.7%
Al Rajhi Bank (Banks)†	1,740	34,602
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	6,410	26,484
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	503	33,655
		94,741
Singapore - 2.0%
DBS Group Holdings Ltd. (Banks)†	4,614	118,805
Oversea-Chinese Banking Corp., Ltd. (Banks)†	13,338	133,339
		252,144

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	303	$37,993
South Africa - 0.5%
Capitec Bank Holdings Ltd. (Banks)†	364	36,490
Discovery Ltd. (Insurance)*†	3,622	32,056
		68,546
South Korea - 1.2%
Amorepacific Corp. (Household & Personal Products)†	231	20,460
Cheil Worldwide Inc. (Media & Entertainment)†	1,836	26,161
Coway Co., Ltd. (Consumer Durables & Apparel)†	524	16,870
LG H&H Co., Ltd. (Household & Personal Products)†	76	25,523
NAVER Corp. (Media & Entertainment)†	202	36,007
NCSoft Corp. (Media & Entertainment)†	105	22,796
		147,817
Spain - 2.5%
Amadeus IT Group SA (Consumer Services)†	464	33,303
Banco Bilbao Vizcaya Argentaria SA (Banks)†	18,026	142,826
Banco Santander SA - Sponsored ADR (Banks)	34,683	139,773
		315,902
Sweden - 4.5%
Alfa Laval AB (Capital Goods)†	2,478	92,826
Assa Abloy AB, Class B (Capital Goods)†	4,623	111,017
Atlas Copco AB, Class A (Capital Goods)†	473	6,736
Epiroc AB, Class A (Capital Goods)†	4,760	94,600
Evolution AB (Consumer Services)^†	779	96,094
Hexagon AB, Class B (Technology Hardware & Equipment)†	2,300	22,206
Skandinaviska Enskilda Banken AB, Class A (Banks)†	9,177	111,180
Thule Group AB (Consumer Durables & Apparel)^†	1,256	39,234
		573,893
Switzerland - 4.4%
Alcon Inc. (Health Care Equipment & Services)	1,517	128,824
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Switzerland - 4.4% (continued)
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	470	$75,731
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	922	96,664
Partners Group Holding AG (Financial Services)†	33	37,058
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	98	30,384
SGS SA, Reg S (Commercial & Professional Services)†	275	26,617
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	124	34,551
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	290	48,001
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	183	72,829
		550,659
Taiwan - 2.0%
Advantech Co., Ltd. (Technology Hardware & Equipment)	3,297	41,073
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	19,000	42,016
Delta Electronics Inc. (Technology Hardware & Equipment)†	3,000	34,973
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,000	34,532
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,000	31,115
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	72,036
		255,745
United Arab Emirates - 0.9%
Agthia Group PJSC (Food, Beverage & Tobacco)†	23,110	33,351
Emaar Properties PJSC (Equity Real Estate Investment Trusts (REITs))†	46,114	84,890
		118,241

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
United Kingdom - 6.1%
Abcam plc - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	1,968	$46,130
Compass Group plc (Consumer Services)†	3,381	87,940
Diploma plc (Capital Goods)†	3,481	144,597
Grafton Group plc (Capital Goods)†	5,899	66,276
Haleon plc (Household & Personal Products)†	8,400	36,406
Rathbones Group plc (Financial Services)†	2,788	64,376
Reckitt Benckiser Group plc (Household & Personal Products)†	1,503	112,572
Rightmove plc (Media & Entertainment)†	8,008	58,678
Rio Tinto plc (Materials)†	1,782	117,698
Unilever plc (Household & Personal Products)†	586	31,510
		766,183
Total Common Stocks (Cost $11,476,034)		$12,263,872
PREFERRED STOCKS - 1.4%
Colombia - 0.3%
Bancolombia SA - Sponsored ADR, 11.68% (Banks)+	1,364	41,684
Germany - 0.3%
Sartorius AG, 0.39% (Pharmaceuticals, Biotechnology & Life Sciences)+†	71	29,292
South Korea - 0.8%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.38% (Technology Hardware & Equipment)+†	89	100,399
Total Preferred Stocks (Cost $161,102)		$171,375
SHORT TERM INVESTMENTS - 1.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	226,400	226,400
Shares	Value
SHORT TERM INVESTMENTS - 1.8% (continued)
Total Short Term Investments (Cost $226,400)	$226,400
Total Investments — 100.1%
(Cost $11,863,536)	$12,661,647
Liabilities Less Other Assets - (0.1)%	(12,282)
Net Assets — 100.0%	$12,649,365

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
REIT	Real Estate Investment Trust
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.5% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	1.7%
Banks	12.8
Capital Goods	16.0
Commercial & Professional Services	0.9
Consumer Discretionary Distribution & Retail	2.7
Consumer Durables & Apparel	6.0
Consumer Services	3.2
Consumer Staples Distribution & Retail	2.6
Energy	0.9
Equity Real Estate Investment Trusts (REITs)	1.4
Financial Services	2.0
Food, Beverage & Tobacco	3.4
Health Care Equipment & Services	4.0
Household & Personal Products	2.5
Insurance	3.1
Materials	5.3
Media & Entertainment	5.7
Pharmaceuticals, Biotechnology & Life Sciences	7.5
Real Estate Management & Development	0.1
Semiconductors & Semiconductor Equipment	4.7
Software & Services	6.8
Technology Hardware & Equipment	2.0
Telecommunication Services	0.4
Transportation	1.8
Utilities	0.8
Money Market Fund	1.8
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Bangladesh - 0.9%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,729,409	$5,276,713
Belgium - 0.7%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	508	4,068,557
Brazil - 1.6%
Localiza Rent a Car SA (Transportation)*	669,900	9,522,744
Canada - 1.2%
Kinaxis Inc. (Software & Services)*	52,000	7,060,706
China - 4.6%
Haitian International Holdings Ltd. (Capital Goods)†	3,657,000	9,113,844
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,479,481	5,465,930
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	106,697	3,324,238
TravelSky Technology Ltd., Class H (Consumer Services)†	2,458,000	4,709,546
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,190,299	4,177,143
		26,790,701
Denmark - 1.9%
Chr Hansen Holding A/S (Materials)†	142,646	10,761,543
Finland - 1.4%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	195,854	7,935,897
France - 3.8%
Alten SA (Software & Services)†	73,276	10,565,502
Rubis SCA (Utilities)†	463,230	11,427,184
		21,992,686
Germany - 11.0%
Bechtle AG (Software & Services)†	206,421	9,083,787
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	97,778	2,577,688
FUCHS SE (Materials)†	307,386	10,138,235
HelloFresh SE (Consumer Staples Distribution & Retail)*†	217,467	6,194,101
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	104,244	6,567,112
	Shares	Value
COMMON STOCKS - 96.5% (continued)
Germany - 11.0% (continued)
Nemetschek SE (Software & Services)†	113,161	$8,239,094
Pfeiffer Vacuum Technology AG (Capital Goods)†	26,687	4,419,582
Scout24 SE (Media & Entertainment)^†	53,894	3,566,146
STRATEC SE (Health Care Equipment & Services)†	97,729	5,480,582
TeamViewer SE (Software & Services)*^†	437,670	7,435,405
		63,701,732
Hong Kong - 0.5%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	292,200	2,847,110
Iceland - 1.4%
Marel HF (Capital Goods)^†	2,382,556	7,858,342
India - 2.8%
Max Financial Services Ltd. (Insurance)*†	1,327,169	13,146,548
SH Kelkar & Co., Ltd. (Materials)^†	2,216,282	3,194,091
		16,340,639
Indonesia - 2.1%
Prodia Widyahusada Tbk PT (Health Care Equipment & Services)†	8,419,700	3,685,254
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	128,751,400	8,666,792
		12,352,046
Israel - 2.0%
CyberArk Software Ltd. (Software & Services)*	68,661	11,398,413
Italy - 2.7%
DiaSorin SpA (Health Care Equipment & Services)†	60,976	6,851,143
Reply SpA (Software & Services)†	83,550	9,060,984
		15,912,127
Japan - 10.7%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	259,000	9,444,430
BML Inc. (Health Care Equipment & Services)†	141,600	2,994,231
Cosmos Pharmaceutical Corp. (Consumer Staples Distribution & Retail)†	55,200	6,380,803
Infomart Corp. (Commercial & Professional Services)†	1,819,900	5,425,103
JCU Corp. (Materials)†	261,300	6,223,226
MISUMI Group Inc. (Capital Goods)†	88,900	1,627,946

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5% (continued)
Japan - 10.7% (continued)
Pigeon Corp. (Household & Personal Products)†	259,700	$3,508,415
Rinnai Corp. (Consumer Durables & Apparel)†	127,200	2,770,887
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	369,600	3,225,741
SMS Co., Ltd. (Commercial & Professional Services)†	358,300	7,601,096
Solasto Corp. (Health Care Equipment & Services)†	838,800	4,122,839
Stanley Electric Co., Ltd. (Automobiles & Components)†	489,200	9,038,285
		62,363,002
Kuwait - 0.6%
Mabanee Co. KPSC (Equity Real Estate Investment Trusts (REITs))†	1,116,588	3,208,404
Lithuania - 1.8%
Siauliu Bankas AB (Banks)†	14,140,973	10,431,519
Malaysia - 1.8%
Dialog Group Bhd. (Energy)†	10,852,340	5,533,582
TIME dotCom Bhd. (Telecommunication Services)†	3,877,800	4,618,249
		10,151,831
Mexico - 3.0%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	2,178,018	6,355,208
Megacable Holdings SAB de CV (Media & Entertainment)	4,406,100	11,180,364
		17,535,572
Norway - 1.1%
TOMRA Systems ASA (Capital Goods)†	432,136	6,651,917
Philippines - 0.7%
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	3,965,950	3,943,615
Romania - 0.4%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	283,407	2,563,905
Saudi Arabia - 0.5%
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	632,731	2,614,243
South Korea - 1.5%
Cheil Worldwide Inc. (Media & Entertainment)†	477,263	6,800,547
	Shares	Value
COMMON STOCKS - 96.5% (continued)
South Korea - 1.5% (continued)
NCSoft Corp. (Media & Entertainment)†	9,648	$2,094,660
		8,895,207
Spain - 2.2%
Bankinter SA (Banks)†	783,229	5,050,329
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	7,668,929	7,445,564
		12,495,893
Sweden - 4.1%
Cellavision AB (Health Care Equipment & Services)†	393,755	8,207,475
Paradox Interactive AB (Media & Entertainment)†	249,229	7,163,301
Thule Group AB (Consumer Durables & Apparel)^†	268,023	8,372,259
		23,743,035
Switzerland - 5.1%
Bossard Holding AG, Class A, Reg S (Capital Goods)†	35,437	8,270,333
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	5,179	12,473,979
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	22,661	9,018,527
		29,762,839
Taiwan - 1.9%
Advantech Co., Ltd. (Technology Hardware & Equipment)	308,476	3,842,883
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	1,901,700	4,205,418
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	182,909	3,158,105
		11,206,406
United Kingdom - 18.4%
Abcam plc - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	677,210	15,873,802
Airtel Africa plc (Telecommunication Services)^†	2,305,695	3,448,758
Baltic Classifieds Group plc (Media & Entertainment)†	2,056,731	5,225,323
Bank of Georgia Group plc (Banks)†	253,155	10,573,448
Clarkson plc (Transportation)†	216,110	7,734,677
Cranswick plc (Food, Beverage & Tobacco)†	208,801	8,936,865
Diploma plc (Capital Goods)†	256,141	10,639,810

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5% (continued)
United Kingdom - 18.4% (continued)
Grafton Group plc (Capital Goods)†	653,759	$7,345,002
Keywords Studios plc (Software & Services)†	351,970	7,961,092
Rathbones Group plc (Financial Services)†	115,698	2,671,496
Rightmove plc (Media & Entertainment)†	260,161	1,906,318
Senior plc (Capital Goods)†	6,973,802	14,901,216
YouGov plc (Media & Entertainment)†	745,704	9,332,637
		106,550,444
United States - 1.3%
Globant SA (Software & Services)*	26,520	4,633,840
Sensata Technologies Holding plc (Capital Goods)	72,588	3,066,843
		7,700,683
Vietnam - 2.8%
Hoa Phat Group JSC (Materials)*†	13,851,554	16,489,056
Total Common Stocks (Cost $466,865,670)		$560,127,527
SHORT TERM INVESTMENTS - 3.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	19,952,602	19,952,602
Total Short Term Investments (Cost $19,952,602)		$19,952,602
Total Investments — 99.9%
(Cost $486,818,272)		$580,080,129
Other Assets Less Liabilities - 0.1%		333,001
Net Assets — 100.0%		$580,413,130

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
REIT	Real Estate Investment Trust
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.8% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	1.6%
Banks	4.5
Capital Goods	13.7
Commercial & Professional Services	2.2
Consumer Discretionary Distribution & Retail	0.5
Consumer Durables & Apparel	2.5
Consumer Services	0.8
Consumer Staples Distribution & Retail	2.9
Energy	1.4
Equity Real Estate Investment Trusts (REITs)	0.6
Financial Services	0.5
Food, Beverage & Tobacco	6.8
Health Care Equipment & Services	5.3
Household & Personal Products	0.6
Insurance	3.6
Materials	8.1
Media & Entertainment	8.0
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Semiconductors & Semiconductor Equipment	1.2
Software & Services	13.0
Technology Hardware & Equipment	4.8
Telecommunication Services	2.9
Transportation	2.9
Utilities	2.0
Money Market Fund	3.4
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Brazil - 6.5%
B3 SA - Brasil Bolsa Balcao (Financial Services)	6,095,800	$19,207,491
Localiza Rent a Car SA (Transportation)*	2,856,278	40,602,486
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	3,994,870	15,840,087
Magazine Luiza SA (Consumer Discretionary Distribution & Retail)*	51,790,063	36,689,762
WEG SA (Capital Goods)	2,654,092	22,405,784
XP Inc., Class A (Financial Services)*	865,214	23,369,430
		158,115,040
China - 30.3%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)*†	3,273,616	41,697,181
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)*	77,676	7,935,380
Baidu Inc., Class A (Media & Entertainment)*†	658,408	12,863,733
China Tourism Group Duty Free Corp., Ltd., Class A (Consumer Discretionary Distribution & Retail)†	1,188,600	21,100,111
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	931,040	31,151,480
Country Garden Services Holdings Co., Ltd. (Real Estate Management & Development)†	8,528,504	9,652,304
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	16,604,080	13,923,070
ENN Energy Holdings Ltd. (Utilities)†	1,977,617	23,832,980
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	2,975,800	13,204,991
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	5,237,950	19,351,563
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	1,712,438	35,226,465
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	2,931,900	29,428,472
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	5,650,250	34,681,195
	Shares	Value
COMMON STOCKS - 96.9% (continued)
China - 30.3% (continued)
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	6,575,709	$27,623,924
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	3,955,464	32,876,552
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	7,034,000	51,176,169
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	1,842,200	18,358,393
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	173,730	7,208,451
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,397,000	35,830,930
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	776,774	23,821,862
Tencent Holdings Ltd. (Media & Entertainment)†	2,125,900	97,574,271
Trip.com Group Ltd. (Consumer Services)*†	1,034,550	42,173,777
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,186,000	11,903,119
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	2,262,400	21,331,181
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,615,000	15,017,790
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	8,051,736	31,389,327
ZTO Express Cayman Inc. - ADR (Transportation)	957,431	26,616,582
		736,951,253
Czech Republic - 0.5%
Komercni banka AS (Banks)†	354,485	11,625,547
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	10,225,315	12,313,741
Hong Kong - 3.2%
AIA Group Ltd. (Insurance)†	4,181,215	41,782,737
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	1,345,469	13,109,851

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
Hong Kong - 3.2% (continued)
Techtronic Industries Co., Ltd. (Capital Goods)†	2,062,801	$23,309,512
		78,202,100
India - 11.8%
Asian Paints Ltd. (Materials)†	530,519	21,782,436
HDFC Bank Ltd. (Banks)†	5,655,164	113,597,699
Kotak Mahindra Bank Ltd. (Banks)†	1,128,544	25,470,255
Maruti Suzuki India Ltd. (Automobiles & Components)†	462,109	55,195,644
Tata Consultancy Services Ltd. (Software & Services)†	1,729,906	71,986,784
		288,032,818
Indonesia - 4.3%
Astra International Tbk PT (Capital Goods)†	74,424,600	33,804,327
Bank Central Asia Tbk PT (Banks)†	54,368,865	32,896,300
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	103,468,900	38,764,128
		105,464,755
Italy - 1.9%
Tenaris SA - ADR (Energy)	1,387,447	46,465,600
Kazakhstan - 1.3%
Kaspi.KZ JSC - GDR, Reg S (Financial Services)†	334,777	30,702,796
Kenya - 0.5%
Safaricom plc (Telecommunication Services)†	94,007,927	11,135,254
Mexico - 6.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	442,634	50,128,301
Grupo Financiero Banorte SAB de CV, Series O (Banks)	5,151,800	48,829,034
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	11,387,300	47,405,714
		146,363,049
Panama - 0.9%
Copa Holdings SA, Class A (Transportation)	177,786	20,982,304
Poland - 0.5%
CD Projekt SA (Media & Entertainment)†	278,216	11,353,494
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	1,601,095	—
Sberbank of Russia PJSC (Banks)‡	880,800	—
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Russia - 0.0%^^ (continued)
Sberbank of Russia PJSC (Banks)‡	35,707,448	$—
Yandex NV, Class A (Media & Entertainment)*‡	1,693,430	—
		—
Saudi Arabia - 1.0%
Al Rajhi Bank (Banks)†	1,186,320	23,591,705
South Africa - 1.8%
Discovery Ltd. (Insurance)*†	1,710,217	15,135,907
Standard Bank Group Ltd. (Banks)†	2,621,602	27,984,937
		43,120,844
South Korea - 8.0%
Coway Co., Ltd. (Consumer Durables & Apparel)†	313,713	10,099,535
LG H&H Co., Ltd. (Household & Personal Products)†	64,099	21,526,334
NAVER Corp. (Media & Entertainment)†	170,143	30,328,108
NCSoft Corp. (Media & Entertainment)†	64,757	14,059,276
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	88,137	119,769,847
		195,783,100
Taiwan - 11.3%
Airtac International Group (Capital Goods)†	1,294,133	38,463,775
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	242,018	17,919,248
Delta Electronics Inc. (Technology Hardware & Equipment)†	2,296,000	26,765,708
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,626,031	45,341,035
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,709,545	16,281,851
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	7,220,277	130,029,991
		274,801,608
United Arab Emirates - 2.6%
Emaar Properties PJSC (Equity Real Estate Investment Trusts (REITs))†	35,049,026	64,520,897
United Kingdom - 1.6%
Bank of Georgia Group plc (Banks)†	261,653	10,928,381

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
United Kingdom - 1.6% (continued)
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	935,477	$27,507,290
		38,435,671
United States - 2.4%
EPAM Systems Inc. (Software & Services)*	107,062	25,353,352
Globant SA (Software & Services)*	193,031	33,728,307
		59,081,659
Total Common Stocks (Cost $2,013,809,088)		$2,357,043,235
PREFERRED STOCKS - 2.2%
Brazil - 1.3%
Itau Unibanco Holding SA - Sponsored ADR (Banks)*	5,245,021	31,522,576
Colombia - 0.6%
Bancolombia SA - Sponsored ADR, 11.68% (Banks)+	424,540	12,973,942
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.38% (Technology Hardware & Equipment)+†	6,976	7,869,511
Total Preferred Stocks (Cost $34,188,100)		$52,366,029
SHORT TERM INVESTMENTS - 1.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	27,855,372	27,855,372
Total Short Term Investments (Cost $27,855,372)		$27,855,372
Total Investments — 100.2%
(Cost $2,075,852,560)		$2,437,264,636
Liabilities Less Other Assets - (0.2)%		(4,691,933)
Net Assets — 100.0%		$2,432,572,703

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.8%
Banks	16.2
Capital Goods	10.3
Consumer Discretionary Distribution & Retail	6.4
Consumer Durables & Apparel	6.6
Consumer Services	1.7
Consumer Staples Distribution & Retail	1.9
Energy	1.9
Equity Real Estate Investment Trusts (REITs)	2.6
Financial Services	3.1
Food, Beverage & Tobacco	3.2
Health Care Equipment & Services	0.3
Household & Personal Products	0.9
Insurance	4.4
Materials	0.9
Media & Entertainment	6.8
Pharmaceuticals, Biotechnology & Life Sciences	2.6
Real Estate Management & Development	0.4
Semiconductors & Semiconductor Equipment	8.6
Software & Services	5.3
Technology Hardware & Equipment	7.0
Telecommunication Services	0.5
Transportation	3.7
Utilities	1.0
Money Market Fund	1.1
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Brazil - 6.5%
B3 SA - Brasil Bolsa Balcao (Financial Services)	3,064,909	$9,657,339
Localiza Rent a Car SA (Transportation)*	1,448,604	20,592,157
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	2,041,788	8,095,908
Magazine Luiza SA (Consumer Discretionary Distribution & Retail)*	26,931,168	19,078,914
WEG SA (Capital Goods)	1,354,948	11,438,440
XP Inc., Class A (Financial Services)*	448,984	12,127,058
		80,989,816
China - 30.3%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)*†	1,659,800	21,141,447
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)*	39,923	4,078,534
Baidu Inc., Class A (Media & Entertainment)*†	333,014	6,506,305
China Tourism Group Duty Free Corp., Ltd., Class A (Consumer Discretionary Distribution & Retail)†	609,607	10,821,786
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	474,790	15,885,903
Country Garden Services Holdings Co., Ltd. (Real Estate Management & Development)†	4,153,930	4,701,293
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	9,052,680	7,590,971
ENN Energy Holdings Ltd. (Utilities)†	969,213	11,680,338
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	1,423,896	6,318,480
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	2,669,834	9,863,680
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	874,414	17,987,521
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	1,545,800	15,515,717
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	2,919,000	17,916,802
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	3,377,000	14,186,454
	Shares	Value
COMMON STOCKS - 97.0% (continued)
China - 30.3% (continued)
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,959,115	$16,283,537
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	3,614,500	26,297,450
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	905,200	9,020,745
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	88,770	3,683,268
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,771,710	18,687,671
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	397,000	12,175,072
Tencent Holdings Ltd. (Media & Entertainment)†	1,080,700	49,601,823
Trip.com Group Ltd. (Consumer Services)*†	528,600	21,548,556
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	611,100	6,133,218
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	1,173,400	11,063,476
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	1,310,250	7,524,688
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	4,112,899	16,033,950
ZTO Express Cayman Inc. - ADR (Transportation)	505,378	14,049,508
		376,298,193
Czech Republic - 0.5%
Komercni banka AS (Banks)†	187,129	6,137,007
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,097,490	6,138,605
Hong Kong - 3.2%
AIA Group Ltd. (Insurance)†	2,152,871	21,513,565
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	694,045	6,762,569
Techtronic Industries Co., Ltd. (Capital Goods)†	1,042,360	11,778,598
		40,054,732
India - 11.9%
Asian Paints Ltd. (Materials)†	275,605	11,315,991

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
India - 11.9% (continued)
HDFC Bank Ltd. (Banks)†	2,883,990	$57,931,941
Kotak Mahindra Bank Ltd. (Banks)†	591,183	13,342,486
Maruti Suzuki India Ltd. (Automobiles & Components)†	240,013	28,667,851
Tata Consultancy Services Ltd. (Software & Services)†	877,331	36,508,479
		147,766,748
Indonesia - 4.3%
Astra International Tbk PT (Capital Goods)†	38,335,607	17,412,380
Bank Central Asia Tbk PT (Banks)†	27,439,964	16,602,761
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	52,069,936	19,507,752
		53,522,893
Italy - 1.9%
Tenaris SA - ADR (Energy)	711,377	23,824,016
Kazakhstan - 1.3%
Kaspi.KZ JSC - GDR, Reg S (Financial Services)†	172,132	15,786,430
Kenya - 0.5%
Safaricom plc (Telecommunication Services)†	48,707,173	5,769,372
Mexico - 6.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	223,474	25,308,431
Grupo Financiero Banorte SAB de CV, Series O (Banks)	2,665,574	25,264,452
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	5,833,415	24,284,704
		74,857,587
Panama - 0.9%
Copa Holdings SA, Class A (Transportation)	88,410	10,434,148
Poland - 0.5%
CD Projekt SA (Media & Entertainment)†	140,568	5,736,327
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	910,483	—
Sberbank of Russia PJSC (Banks)‡	20,812,636	—
Yandex NV, Class A (Media & Entertainment)*‡	968,763	—
		—
Saudi Arabia - 0.9%
Al Rajhi Bank (Banks)†	583,819	11,610,093
	Shares	Value
COMMON STOCKS - 97.0% (continued)
South Africa - 1.8%
Discovery Ltd. (Insurance)*†	874,285	$7,737,671
Standard Bank Group Ltd. (Banks)†	1,326,930	14,164,642
		21,902,313
South Korea - 8.1%
Coway Co., Ltd. (Consumer Durables & Apparel)†	151,797	4,886,884
LG H&H Co., Ltd. (Household & Personal Products)†	32,537	10,926,884
NAVER Corp. (Media & Entertainment)†	87,682	15,629,378
NCSoft Corp. (Media & Entertainment)†	33,879	7,355,408
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	45,050	61,218,689
		100,017,243
Taiwan - 11.3%
Airtac International Group (Capital Goods)†	659,823	19,611,032
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	123,109	9,115,110
Delta Electronics Inc. (Technology Hardware & Equipment)†	1,183,000	13,790,868
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,339,846	23,133,773
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	2,328,146	8,048,872
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	3,691,147	66,473,878
		140,173,533
United Arab Emirates - 2.6%
Emaar Properties PJSC (Equity Real Estate Investment Trusts (REITs))†	17,794,779	32,757,974
United Kingdom - 1.6%
Bank of Georgia Group plc (Banks)†	136,598	5,705,247
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	480,106	14,117,306
		19,822,553
United States - 2.4%
EPAM Systems Inc. (Software & Services)*	54,689	12,950,902

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
United States - 2.4% (continued)
Globant SA (Software & Services)*	97,875	$17,101,699
		30,052,601
Total Common Stocks (Cost $940,883,864)		$1,203,652,184
PREFERRED STOCKS - 2.2%
Brazil - 1.3%
Itau Unibanco Holding SA - Sponsored ADR (Banks)*	2,659,913	15,986,077
Colombia - 0.6%
Bancolombia SA - Sponsored ADR, 11.68% (Banks)+	218,765	6,685,459
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.38% (Technology Hardware & Equipment)+†	3,677	4,147,963
Total Preferred Stocks (Cost $17,056,897)		$26,819,499
SHORT TERM INVESTMENTS - 0.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	11,059,740	11,059,740
Total Short Term Investments (Cost $11,059,740)		$11,059,740
Total Investments — 100.1%
(Cost $969,000,501)		$1,241,531,423
Liabilities Less Other Assets - (0.1)%		(1,090,271)
Net Assets — 100.0%		$1,240,441,152

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.8%
Banks	16.2
Capital Goods	10.3
Consumer Discretionary Distribution & Retail	6.5
Consumer Durables & Apparel	6.6
Consumer Services	1.7
Consumer Staples Distribution & Retail	2.0
Energy	1.9
Equity Real Estate Investment Trusts (REITs)	2.6
Financial Services	3.1
Food, Beverage & Tobacco	3.1
Health Care Equipment & Services	0.3
Household & Personal Products	0.9
Insurance	4.4
Materials	0.9
Media & Entertainment	6.9
Pharmaceuticals, Biotechnology & Life Sciences	2.6
Real Estate Management & Development	0.4
Semiconductors & Semiconductor Equipment	8.7
Software & Services	5.3
Technology Hardware & Equipment	6.9
Telecommunication Services	0.5
Transportation	3.7
Utilities	0.9
Money Market Fund	0.9
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Brazil - 10.7%
B3 SA - Brasil Bolsa Balcao (Financial Services)	12,400	$39,071
Localiza Rent a Car SA (Transportation)*	7,272	103,373
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	8,600	34,100
Magazine Luiza SA (Consumer Discretionary Distribution & Retail)*	148,500	105,202
WEG SA (Capital Goods)	9,500	80,199
XP Inc., Class A (Financial Services)*	1,209	32,655
		394,600
Czech Republic - 1.0%
Komercni banka AS (Banks)†	1,107	36,305
Egypt - 0.4%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	12,477	15,025
India - 15.2%
Asian Paints Ltd. (Materials)†	1,609	66,063
HDFC Bank Ltd. (Banks)†	9,217	185,157
Kotak Mahindra Bank Ltd. (Banks)†	2,975	67,143
Maruti Suzuki India Ltd. (Automobiles & Components)†	794	94,838
Tata Consultancy Services Ltd. (Software & Services)†	3,495	145,438
		558,639
Indonesia - 7.1%
Astra International Tbk PT (Capital Goods)†	185,100	84,074
Bank Central Asia Tbk PT (Banks)†	78,700	47,618
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	220,200	82,497
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	194,700	47,983
		262,172
Italy - 1.8%
Tenaris SA - ADR (Energy)	2,011	67,348
Kazakhstan - 1.7%
Kaspi.KZ JSC - GDR, Reg S (Financial Services)†	686	62,914
Mexico - 7.3%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	889	100,679
Grupo Financiero Banorte SAB de CV, Series O (Banks)	6,800	64,451
	Shares	Value
COMMON STOCKS - 95.5% (continued)
Mexico - 7.3% (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	24,800	$103,243
		268,373
Panama - 2.9%
Copa Holdings SA, Class A (Transportation)	900	106,218
Peru - 0.2%
Credicorp Ltd. (Banks)	49	7,695
Poland - 1.0%
CD Projekt SA (Media & Entertainment)†	937	38,237
Saudi Arabia - 2.2%
Al Rajhi Bank (Banks)†	1,360	27,046
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	804	53,794
		80,840
South Africa - 4.2%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	4,274	67,095
Discovery Ltd. (Insurance)*†	4,720	41,773
Standard Bank Group Ltd. (Banks)†	4,462	47,631
		156,499
South Korea - 10.6%
Coway Co., Ltd. (Consumer Durables & Apparel)†	861	27,719
LG H&H Co., Ltd. (Household & Personal Products)†	141	47,352
NAVER Corp. (Media & Entertainment)†	426	75,935
NCSoft Corp. (Media & Entertainment)†	207	44,941
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	142	192,964
		388,911
Taiwan - 16.2%
Airtac International Group (Capital Goods)†	3,500	104,026
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	700	51,829
Delta Electronics Inc. (Technology Hardware & Equipment)†	4,000	46,630
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	6,000	103,596
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	20,000	69,144

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.5% (continued)
Taiwan - 16.2% (continued)
momo.com Inc. (Consumer Discretionary Distribution & Retail)†	1,600	$30,601
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	1,000	10,541
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,000	180,090
		596,457
Thailand - 1.6%
Bangkok Dusit Medical Services pcl, Class F, Reg S (Health Care Equipment & Services)†	68,700	57,753
United Arab Emirates - 3.1%
Emaar Properties PJSC (Equity Real Estate Investment Trusts (REITs))†	62,762	115,537
United Kingdom - 4.0%
Bank of Georgia Group plc (Banks)†	1,285	53,670
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	3,176	93,389
		147,059
United States - 4.3%
EPAM Systems Inc. (Software & Services)*	299	70,806
Globant SA (Software & Services)*	499	87,191
		157,997
Total Common Stocks (Cost $3,181,168)		$3,518,579
PREFERRED STOCKS - 2.5%
Brazil - 1.6%
Banco Bradesco SA - ADR (Banks)*	12,126	42,805
Itau Unibanco Holding SA - Sponsored ADR (Banks)*	3,011	18,096
		60,901
Colombia - 0.9%
Bancolombia SA - Sponsored ADR, 11.68% (Banks)+	1,033	31,568
Total Preferred Stocks (Cost $82,480)		$92,469
SHORT TERM INVESTMENTS - 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	79,585	79,585
Shares	Value
SHORT TERM INVESTMENTS - 2.1% (continued)
Total Short Term Investments (Cost $79,585)	$79,585
Total Investments — 100.1%
(Cost $3,343,233)	$3,690,633
Liabilities Less Other Assets - (0.1)%	(5,331)
Net Assets — 100.0%	$3,685,302

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Investment categorized as level 2 security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.6%
Banks	19.7
Capital Goods	7.3
Consumer Discretionary Distribution & Retail	4.5
Consumer Durables & Apparel	3.6
Consumer Staples Distribution & Retail	4.6
Energy	1.8
Equity Real Estate Investment Trusts (REITs)	3.1
Financial Services	3.7
Food, Beverage & Tobacco	5.2
Health Care Equipment & Services	3.1
Household & Personal Products	1.3
Insurance	1.1
Materials	1.8
Media & Entertainment	4.3
Semiconductors & Semiconductor Equipment	6.6
Software & Services	8.3
Technology Hardware & Equipment	8.4
Telecommunication Services	1.3
Transportation	5.7
Money Market Fund	2.1
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
China - 86.7%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)*†	9,800	$124,826
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	5,500	64,787
Baidu Inc., Class A (Media & Entertainment)*†	2,358	46,070
Chacha Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	4,602	26,430
China Tourism Group Duty Free Corp., Ltd., Class A (Consumer Discretionary Distribution & Retail)†	3,400	60,357
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	2,540	84,985
Country Garden Services Holdings Co., Ltd. (Real Estate Management & Development)†	6,000	6,791
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	38,667	32,424
ENN Energy Holdings Ltd. (Utilities)†	5,100	61,462
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	3,598	23,397
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	6,500	34,448
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	9,200	40,825
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	8,500	43,787
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	11,600	38,200
Haitian International Holdings Ltd. (Capital Goods)†	24,020	59,862
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	5,700	36,911
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	17,880	66,058
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	8,380	40,706
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	20,500	82,277
	Shares	Value
COMMON STOCKS - 97.7% (continued)
China - 86.7% (continued)
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	2,971	$61,116
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	6,200	62,231
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	7,800	48,757
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	100	26,430
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	11,500	70,587
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	13,860	58,225
Meituan, Class B (Consumer Services)*^†	430	8,181
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	11,300	93,922
NetEase Inc. (Media & Entertainment)†	4,100	89,149
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	10,000	72,755
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	3,500	23,372
Sangfor Technologies Inc., Class A (Software & Services)*†	1,529	24,166
SF Holding Co., Ltd., Class A (Transportation)†	7,500	52,389
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	14,700	61,167
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	2,229	69,446
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	6,800	67,765
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	700	29,045
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	6,000	63,287
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	2,000	61,335
Tencent Holdings Ltd. (Media & Entertainment)†	4,300	197,361

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7% (continued)
China - 86.7% (continued)
TravelSky Technology Ltd., Class H (Consumer Services)†	51,000	$97,716
Trip.com Group Ltd. (Consumer Services)*†	2,796	113,980
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	700	17,851
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	8,360	83,904
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	10,000	57,429
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	17,300	45,706
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	19,500	76,020
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (Automobiles & Components)†	7,300	30,568
ZTO Express Cayman Inc. (Transportation)†	1,350	37,293
		2,775,756
Hong Kong - 7.4%
AIA Group Ltd. (Insurance)†	10,400	103,927
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	3,600	35,077
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	12,400	30,049
Hong Kong Exchanges & Clearing Ltd. (Financial Services)†	1,100	46,340
Techtronic Industries Co., Ltd. (Capital Goods)†	2,000	22,600
		237,993
Taiwan - 3.6%
Airtac International Group (Capital Goods)†	2,300	68,360
Delta Electronics Inc. (Technology Hardware & Equipment)†	4,000	46,630
		114,990
Total Common Stocks (Cost $4,107,716)		$3,128,739
	Shares	Value
SHORT TERM INVESTMENTS - 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	91,885	$91,885
Total Short Term Investments (Cost $91,885)		$91,885
Total Investments — 100.6%
(Cost $4,199,601)		$3,220,624
Liabilities Less Other Assets - (0.6)%		(19,824)
Net Assets — 100.0%		$3,200,800

* Non-income producing security.
† Investment categorized as level 2 security.
^ Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.4% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	3.4%
Capital Goods	17.2
Consumer Discretionary Distribution & Retail	7.7
Consumer Durables & Apparel	10.3
Consumer Services	6.9
Financial Services	1.5
Food, Beverage & Tobacco	6.4
Health Care Equipment & Services	1.6
Insurance	5.5
Materials	3.3
Media & Entertainment	10.4
Pharmaceuticals, Biotechnology & Life Sciences	8.0
Real Estate Management & Development	0.2
Semiconductors & Semiconductor Equipment	4.8
Software & Services	2.1
Technology Hardware & Equipment	3.7
Transportation	2.8
Utilities	1.9
Money Market Fund	2.9
Total Investments	100.6
Liabilities Less Other Assets	(0.6)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Bangladesh - 0.3%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	10,847	$20,970
Brazil - 11.2%
Ambev SA - ADR (Food, Beverage & Tobacco)*	43,115	134,519
B3 SA - Brasil Bolsa Balcao (Financial Services)	43,200	136,120
Localiza Rent a Car SA (Transportation)*	9,200	130,780
Magazine Luiza SA (Consumer Discretionary Distribution & Retail)*	62,800	44,490
Raia Drogasil SA (Consumer Staples Distribution & Retail)	20,696	126,791
WEG SA (Capital Goods)	9,000	75,978
XP Inc., Class A (Financial Services)*	5,249	141,775
		790,453
Chile - 0.8%
Banco Santander Chile - ADR (Banks)	2,795	58,975
China - 30.2%
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	3,000	35,338
Baidu Inc., Class A (Media & Entertainment)*†	2,650	51,775
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	262,000	29,583
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	1,080	36,135
Country Garden Services Holdings Co., Ltd. (Real Estate Management & Development)†	16,000	18,108
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	100,080	83,920
ENN Energy Holdings Ltd. (Utilities)†	4,100	49,411
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	2,926	19,028
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	8,400	37,275
Glodon Co., Ltd., Class A (Software & Services)†	6,300	28,504
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	14,100	72,636
	Shares	Value
COMMON STOCKS - 97.4% (continued)
China - 30.2% (continued)
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	28,000	$92,208
Haitian International Holdings Ltd. (Capital Goods)†	15,000	37,382
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,900	25,255
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	4,810	17,770
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	7,420	36,042
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	11,300	45,353
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	1,852	38,097
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	3,800	38,142
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	6,480	40,506
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food, Beverage & Tobacco)†	2,200	45,165
KE Holdings Inc. - ADR (Equity Real Estate Investment Trusts (REITs))*	2,142	37,314
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	100	26,430
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	4,000	24,552
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	4,760	19,996
Meituan, Class B (Consumer Services)*^†	1,490	28,347
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	13,600	113,039
NetEase Inc. - ADR (Media & Entertainment)	599	65,135
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	18,500	134,598
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	2,900	19,365

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.4% (continued)
China - 30.2% (continued)
Sangfor Technologies Inc., Class A (Software & Services)*†	1,700	$26,869
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	13,100	32,548
SF Holding Co., Ltd., Class A (Transportation)†	5,400	37,720
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	6,300	26,214
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	1,187	36,982
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,500	44,845
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	800	33,194
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	4,500	47,465
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	19,100	35,833
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	600	18,401
Tencent Holdings Ltd. (Media & Entertainment)†	1,500	68,847
TravelSky Technology Ltd., Class H (Consumer Services)†	21,000	40,236
Trip.com Group Ltd. (Consumer Services)*†	2,011	81,979
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,400	35,702
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,227	32,387
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	6,000	34,458
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	9,600	25,363
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	14,200	55,358
Zhejiang Weixing New Building Materials Co., Ltd., Class A (Capital Goods)†	8,900	27,002
	Shares	Value
COMMON STOCKS - 97.4% (continued)
China - 30.2% (continued)
ZTO Express Cayman Inc. - ADR (Transportation)	1,327	$36,891
		2,124,703
Czech Republic - 0.3%
Komercni banka AS (Banks)†	706	23,154
Egypt - 0.2%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	11,653	14,033
Iceland - 0.2%
Marel HF (Capital Goods)^†	3,210	10,588
India - 4.0%
Asian Paints Ltd. (Materials)†	1,186	48,696
HDFC Bank Ltd. (Banks)†	6,149	123,518
Marico Ltd. (Food, Beverage & Tobacco)†	5,263	35,949
Max Financial Services Ltd. (Insurance)*†	1,683	16,671
Tata Consultancy Services Ltd. (Software & Services)†	1,396	58,092
		282,926
Indonesia - 4.6%
Astra International Tbk PT (Capital Goods)†	116,400	52,870
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	390,500	146,299
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	497,500	122,606
		321,775
Kazakhstan - 0.9%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,819	26,039
Kaspi.KZ JSC - GDR, Reg S (Financial Services)†	386	35,401
		61,440
Kenya - 0.1%
Safaricom plc (Telecommunication Services)†	62,300	7,379
Kuwait - 0.6%
National Bank of Kuwait (Banks)†	14,431	45,187
Malaysia - 0.4%
Dialog Group Bhd. (Energy)†	57,600	29,370
Mexico - 6.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	1,224	138,618

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.4% (continued)
Mexico - 6.0% (continued)
Grupo Financiero Banorte SAB de CV, Series O (Banks)	15,300	$145,014
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	33,700	140,294
		423,926
Morocco - 0.5%
Attijariwafa Bank (Banks)†	430	19,867
Itissalat Al-Maghrib (Telecommunication Services)†	1,491	16,590
		36,457
Nigeria - 0.6%
Guaranty Trust Holding Co., plc (Banks)†	905,000	44,856
Panama - 0.9%
Copa Holdings SA, Class A (Transportation)	518	61,134
Peru - 1.1%
Credicorp Ltd. (Banks)	484	76,012
Philippines - 4.3%
Bank of the Philippine Islands (Banks)†	14,642	30,581
BDO Unibank Inc. (Banks)†	29,388	77,617
International Container Terminal Services Inc. (Transportation)†	17,050	67,355
Jollibee Foods Corp. (Consumer Services)†	6,330	29,392
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	16,410	16,318
Security Bank Corp. (Banks)†	10,700	16,164
SM Prime Holdings Inc. (Equity Real Estate Investment Trusts (REITs))†	71,600	43,545
Universal Robina Corp. (Food, Beverage & Tobacco)†	8,270	18,492
		299,464
Poland - 1.7%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	10,454	92,171
ING Bank Slaski SA (Banks)*†	505	25,199
		117,370
Romania - 0.7%
Banca Transilvania SA (Banks)*†	4,900	22,493
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	3,059	27,674
		50,167
	Shares	Value
COMMON STOCKS - 97.4% (continued)
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	1,738	$—
Sberbank of Russia PJSC (Banks)‡	34,876	—
Yandex NV, Class A (Media & Entertainment)*‡	941	—
		—
Saudi Arabia - 3.3%
Al Rajhi Bank (Banks)†	6,663	132,504
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	776	35,695
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	11,750	48,547
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	272	18,199
		234,945
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	179	22,444
South Africa - 2.2%
Capitec Bank Holdings Ltd. (Banks)†	564	56,540
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	2,121	33,296
Discovery Ltd. (Insurance)*†	7,083	62,687
		152,523
South Korea - 6.5%
Amorepacific Corp. (Household & Personal Products)†	1,288	114,081
Cheil Worldwide Inc. (Media & Entertainment)†	3,592	51,183
Coway Co., Ltd. (Consumer Durables & Apparel)†	1,070	34,447
LG H&H Co., Ltd. (Household & Personal Products)†	84	28,210
NAVER Corp. (Media & Entertainment)†	847	150,978
NCSoft Corp. (Media & Entertainment)†	374	81,198
		460,097
Taiwan - 9.3%
Advantech Co., Ltd. (Technology Hardware & Equipment)	6,048	75,344
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	605	44,795
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	29,000	64,130

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.4% (continued)
Taiwan - 9.3% (continued)
Delta Electronics Inc. (Technology Hardware & Equipment)†	12,000	$139,890
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,000	51,798
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	35,000	121,002
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	3,000	31,623
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	7,000	126,063
		654,645
Thailand - 0.9%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	10,200	64,367
United Arab Emirates - 2.1%
Agthia Group PJSC (Food, Beverage & Tobacco)†	13,882	20,033
Emaar Properties PJSC (Equity Real Estate Investment Trusts (REITs))†	71,284	131,225
		151,258
Vietnam - 3.2%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	21,194	81,960
Hoa Phat Group JSC (Materials)*†	72,655	86,489
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	2,320	15,363
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	11,810	38,898
		222,710
Total Common Stocks (Cost $6,847,307)		$6,863,328
PREFERRED STOCKS - 2.2%
Colombia - 0.4%
Bancolombia SA - Sponsored ADR, 11.68% (Banks)+	1,020	31,171
South Korea - 1.8%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.38% (Technology Hardware & Equipment)+†	112	126,346
Total Preferred Stocks (Cost $139,285)		$157,517
	Shares	Value
SHORT TERM INVESTMENTS - 0.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	56,261	$56,261
Total Short Term Investments (Cost $56,261)		$56,261
Total Investments — 100.4%
(Cost $7,042,853)		$7,077,106
Liabilities Less Other Assets - (0.4)%		(30,810)
Net Assets — 100.0%		$7,046,296

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
REIT	Real Estate Investment Trust
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.7% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	0.5%
Banks	17.0
Capital Goods	6.7
Consumer Discretionary Distribution & Retail	3.1
Consumer Durables & Apparel	5.6
Consumer Services	3.1
Consumer Staples Distribution & Retail	4.5
Energy	0.8
Equity Real Estate Investment Trusts (REITs)	2.9
Financial Services	4.4
Food, Beverage & Tobacco	8.2
Health Care Equipment & Services	1.9
Household & Personal Products	2.0
Insurance	3.5
Materials	3.3
Media & Entertainment	6.6
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Real Estate Management & Development	0.3
Semiconductors & Semiconductor Equipment	4.4
Software & Services	2.0
Technology Hardware & Equipment	7.1
Telecommunication Services	2.4
Transportation	4.8
Utilities	0.7
Money Market Fund	0.8
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Bangladesh - 2.0%
GrameenPhone Ltd. (Telecommunication Services)	101,736	$268,684
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,208,185	2,335,760
		2,604,444
Colombia - 1.1%
Cementos Argos SA - Sponsored ADR (Materials)#†	307,583	1,388,491
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,221	280,596
Egypt - 3.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	3,071,810	3,699,199
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)*^†	1,484,823	819,561
		4,518,760
Iceland - 1.2%
Marel HF (Capital Goods)^†	466,596	1,538,965
Indonesia - 3.7%
Astra International Tbk PT (Capital Goods)†	4,088,600	1,857,079
Bank Central Asia Tbk PT (Banks)†	4,820,900	2,916,923
		4,774,002
Kazakhstan - 8.2%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	318,693	4,562,100
Kaspi.KZ JSC - GDR, Reg S (Financial Services)†	65,769	6,031,753
		10,593,853
Kenya - 2.9%
East African Breweries plc (Food, Beverage & Tobacco)†	445,700	440,190
Equity Group Holdings plc (Banks)†	5,126,400	1,474,300
Safaricom plc (Telecommunication Services)†	15,521,450	1,838,518
		3,753,008
Morocco - 2.5%
Itissalat Al-Maghrib (Telecommunication Services)†	107,567	1,196,852
	Shares	Value
COMMON STOCKS - 95.8% (continued)
Morocco - 2.5% (continued)
Societe d'Exploitation des Ports (Transportation)†	72,627	$2,032,675
		3,229,527
Nigeria - 3.3%
Guaranty Trust Holding Co., plc (Banks)†	33,962,808	1,683,361
Nestle Nigeria plc (Food, Beverage & Tobacco)†	653,157	1,037,828
Zenith Bank plc (Banks)†	33,396,299	1,530,929
		4,252,118
Peru - 5.9%
Alicorp SAA (Food, Beverage & Tobacco)	511,220	1,007,120
Cementos Pacasmayo SAA (Materials)	149,125	160,131
Credicorp Ltd. (Banks)	32,089	5,039,578
Ferreycorp SAA (Capital Goods)	2,078,099	1,383,862
		7,590,691
Philippines - 18.5%
Bank of the Philippine Islands (Banks)†	1,540,780	3,218,020
BDO Unibank Inc. (Banks)†	978,865	2,585,293
International Container Terminal Services Inc. (Transportation)†	778,310	3,074,682
Jollibee Foods Corp. (Consumer Services)†	567,640	2,635,682
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	626,180	622,653
Security Bank Corp. (Banks)†	347,400	524,820
SM Prime Holdings Inc. (Equity Real Estate Investment Trusts (REITs))†	8,066,000	4,905,549
Universal Robina Corp. (Food, Beverage & Tobacco)†	1,197,150	2,676,874
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	8,869,700	3,693,443
		23,937,016
Poland - 1.3%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	196,081	1,728,806
Romania - 5.1%
Banca Transilvania SA (Banks)*†	1,125,685	5,167,259
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	156,681	1,417,449
		6,584,708
Saudi Arabia - 4.2%
Al Rajhi Bank (Banks)†	65,195	1,296,498

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.8% (continued)
Saudi Arabia - 4.2% (continued)
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	17,002	$782,065
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	252,290	1,042,382
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	34,368	2,299,497
		5,420,442
Slovenia - 1.7%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	17,680	2,175,113
Thailand - 0.5%
Home Product Center pcl, Reg S (Consumer Discretionary Distribution & Retail)†	1,745,394	724,087
United Arab Emirates - 6.3%
Agthia Group PJSC (Food, Beverage & Tobacco)†	1,404,650	2,027,068
Emaar Properties PJSC (Equity Real Estate Investment Trusts (REITs))†	3,303,036	6,080,478
		8,107,546
United Kingdom - 3.5%
Airtel Africa plc (Telecommunication Services)^†	484,815	725,165
Baltic Classifieds Group plc (Media & Entertainment)†	720,554	1,830,637
Bank of Georgia Group plc (Banks)†	30,959	1,293,055
TBC Bank Group plc (Banks)†	23,541	752,806
		4,601,663
United States - 5.7%
EPAM Systems Inc. (Software & Services)*	10,966	2,596,858
Globant SA (Software & Services)*	27,702	4,840,371
		7,437,229
Vietnam - 14.5%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	1,585,722	6,132,157
Hoa Phat Group JSC (Materials)*†	3,278,390	3,902,635
Sai Gon Cargo Service Corp. (Transportation)†	593,294	1,845,854
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	429,110	2,841,519
	Shares	Value
COMMON STOCKS - 95.8% (continued)
Vietnam - 14.5% (continued)
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	1,215,094	$4,002,122
		18,724,287
Total Common Stocks (Cost $94,638,203)		$123,965,352
PREFERRED STOCKS - 2.2%
Colombia - 2.2%
Bancolombia SA - Sponsored ADR, 11.68% (Banks)+	93,683	2,862,953
Total Preferred Stocks (Cost $2,416,354)		$2,862,953
SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.12% (Money Market Funds)	2,786,773	2,786,773
Total Short Term Investments (Cost $2,786,773)		$2,786,773
Total Investments — 100.2%
(Cost $99,841,330)		$129,615,078
Liabilities Less Other Assets - (0.2)%		(245,009)
Net Assets — 100.0%		$129,370,069

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
REIT	Real Estate Investment Trust
†	Investment categorized as level 2 security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.7% of net assets as of July 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Banks	34.7%
Capital Goods	3.7
Consumer Discretionary Distribution & Retail	5.4
Consumer Services	2.0
Consumer Staples Distribution & Retail	0.5
Energy	1.1
Equity Real Estate Investment Trusts (REITs)	8.5
Financial Services	4.7
Food, Beverage & Tobacco	11.0
Health Care Equipment & Services	2.4
Insurance	0.6
Materials	4.2
Media & Entertainment	1.4
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Software & Services	5.7
Technology Hardware & Equipment	0.2
Telecommunication Services	3.0
Transportation	5.4
Money Market Fund	2.2
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%